Pioneer Strategic
Income Fund

Schedule of Investments | June 30, 2021

Ticker Symbols:
Class A Class C Class K Class R Class Y	PSRAX PSRCX STRKX STIRX STRYX

	Shares		Value
		UNAFFILIATED ISSUERS - 106.6%
		COMMON STOCKS - 0.0%† of Net Assets
		Auto Components - 0.0%†
	1,316	Lear Corp.	$230,669
		Total Auto Components	$230,669
		Household Durables - 0.0%†
	1,018,282(a)	Desarrolladora Homex SAB de CV	$971
		Total Household Durables	$971
		Oil, Gas & Consumable Fuels - 0.0%†
	9,565,478^+(a)	Ascent CNR Corp.	$286,964
	2,013(a)	Frontera Energy Corp.	12,481
		Total Oil, Gas & Consumable Fuels	$299,445
		Paper & Forest Products - 0.0%†
	162,828	Emerald Plantation Holdings, Ltd.	$2,605
		Total Paper & Forest Products	$2,605
		Specialty Retail - 0.0%†
	111,548^+(a)	Targus Cayman SubCo., Ltd.	$170,668
		Total Specialty Retail	$170,668
		TOTAL COMMON STOCKS
		(Cost $1,215,239)	$704,358
		CONVERTIBLE PREFERRED STOCK - 2.1% of Net Assets
		Banks - 2.1%
	63,511(b)	Wells Fargo & Co., 7.5%	$96,931,123
		Total Banks	$96,931,123
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $85,801,369)	$96,931,123
		PREFERRED STOCK - 0.1% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.1%
	3,250(b)	Firstar Realty LLC, 8.875% (144A)	$3,363,750
		Total Equity Real Estate Investment Trusts (REITs)	$3,363,750
		TOTAL PREFERRED STOCK
		(Cost $4,200,625)	$3,363,750
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 9.3% of Net Assets
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$595,349
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	584,606
	4,000,000(c)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 7.188% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	3,968,816
	5,314,685	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	5,353,363
	3,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	3,487,173
	1,089,723	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	1,126,383
	1,540,472	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	1,625,054
	1,750,000(c)	AIG CLO, Ltd., Series 2019-2A, Class E, 7.426% (3 Month USD LIBOR + 725 bps), 10/25/32 (144A)	1,736,738
	750,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	751,265
	899,999	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class F, 7.3%, 5/20/26 (144A)	901,724
	1,513,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	1,529,667
	3,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	3,016,425
	2,000,000(c)	Apidos CLO XXXII, Series 2019-32A, Class E, 6.938% (3 Month USD LIBOR + 675 bps), 1/20/33 (144A)	2,000,556
	5,000,000(c)	Assurant CLO, Ltd., Series 2019-5A, Class E, 7.524% (3 Month USD LIBOR + 734 bps), 1/15/33 (144A)	5,001,115
	2,040,000	Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.03%, 7/15/26 (144A)	2,081,411
	3,295,000(c)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 6.434% (3 Month USD LIBOR + 625 bps), 7/15/31 (144A)	3,221,317
	1,500,000(c)	Battalion CLO VII, Ltd., Series 2014-7A, Class CRR, 3.12% (3 Month USD LIBOR + 293 bps), 7/17/28 (144A)	1,500,318
	2,000,000(c)	Battalion CLO VII, Ltd., Series 2014-7A, Class ERR, 8.77% (3 Month USD LIBOR + 858 bps), 7/17/28 (144A)	1,941,882
	1,500,000(c)	BDS, Ltd., Series 2020-FL5, Class C, 2.174% (1 Month USD LIBOR + 205 bps), 2/16/37 (144A)	1,500,010
	1,600,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 3.984% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	1,604,053
	4,000,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.204% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	3,999,816
	4,450,000	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	4,483,468
	3,000,000(c)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.184% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	3,012,414
	2,750,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)	2,887,701
	4,250,000(c)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 6.188% (3 Month USD LIBOR + 600 bps), 4/20/29 (144A)	4,216,072
	2,029,190(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class B2, 3.096%, 9/25/64 (144A)	1,920,619
	108,526	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	112,912
	6,150,000	Conn’s Receivables Funding LLC, Series 2019-B, Class C, 4.6%, 6/17/24 (144A)	6,176,344
	3,155,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	3,299,308
	1,000,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	997,003
	2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,341,365
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	2,923,406	Diamond Resorts Owner Trust, Series 2019-1A, Class C, 4.02%, 2/20/32 (144A)	$3,018,827
	11,739	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	11,745
	5,000,000(c)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 6.79% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)	5,011,925
	745,000	Encina Equipment Finance LLC, Series 2021-1A, Class E, 4.36%, 3/15/29 (144A)	742,789
	6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	6,240,442
	1,250,000	Fair Square Issuance Trust, Series 2020-AA, Class C, 5.4%, 9/20/24 (144A)	1,268,384
	4,100,000	Fair Square Issuance Trust, Series 2020-AA, Class D, 6.86%, 9/20/24 (144A)	4,156,240
	7,645,483	Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 2.0%, 3/25/69	8,335,910
	6,463,071	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	6,894,633
	8,162,224	Finance of America Structured Securities Trust, Series 2021-JR1, 0.0%, 4/25/51	8,099,064
	2,250,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.538% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	2,255,222
	3,000,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 7.888% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	2,983,056
	3,300,000(c)	Fort Washington CLO, Series 2019-1A, Class E, 7.438% (3 Month USD LIBOR + 725 bps), 10/20/32 (144A)	3,302,831
	5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	4,868,053
	1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class F, 6.48%, 6/15/26 (144A)	1,043,700
	152,311(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	154,391
	5,022,000(c)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.888% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	4,700,858
	5,230,000(c)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 4.038% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	5,264,513
	1,250,000(c)	Gulf Stream Meridian 3, Ltd., Series 2021-IIIA, Class D, 6.911% (3 Month USD LIBOR + 675 bps), 4/15/34 (144A)	1,242,876
	3,384,300	Hardee’s Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,588,982
	3,000,000(c)	Harriman Park CLO, LTD, Series 2020-1A, Class DR, 0.0% (3 Month USD LIBOR + 310 bps), 4/20/34 (144A)	2,999,967
	10,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	9,984,710
	8,477,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	8,428,427
	683,451	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	702,002
	3,175,000(c)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 0.0% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	3,129,975
	2,250,000(c)	ICG US CLO, Ltd., Series 2021-1A, Class E, 6.443% (3 Month USD LIBOR + 633 bps), 4/17/34 (144A)	2,203,306
	3,680,285	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	1,561,515
	681,859	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	717,990
	5,000,000(c)	Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.69% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)	5,015,875
	5,000,000(c)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.884% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	4,989,970
	7,000,000(c)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.434% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	7,006,538
	7,750,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	7,794,302
	2,970,976(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	3,050,965
	2,196,686(d)	Mill City Mortgage Loan Trust, Series 2018-2, Class B1, 3.75%, 5/25/58 (144A)	2,275,475
	4,989,363(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class B1, 3.25%, 8/25/58 (144A)	5,011,353
	4,436,590	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	4,338,380
	4,705,000	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	4,685,068
	5,829,000(d)	Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.804%, 6/25/29 (144A)	5,833,927
	5,000,000(c)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER2, 7.384% (3 Month USD LIBOR + 720 bps), 4/22/29 (144A)	5,002,150
	4,500,000(c)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 6.431% (3 Month USD LIBOR + 625 bps), 12/21/29 (144A)	4,497,413
	701,929(c)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 3.092% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)	710,432
	4,360,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	4,454,403
	1,100,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	1,097,882
	2,000,000(c)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 7.154% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	1,975,268
	1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)	1,138,751
	3,588,640	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	3,705,277
	5,600,000(c)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 5.005% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	5,454,977
	4,300,000	PG Receivables Finance, Series 2020-1, Class C, 5.44%, 7/20/25 (144A)	4,319,484
	4,770,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	4,824,570
	5,000,000(c)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 3.655% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	5,001,450
	2,200,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	2,241,552
	3,000,000	Republic Finance Issuance Trust, Series 2019-A, Class C, 5.1%, 11/22/27 (144A)	3,029,298
	1,500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	1,425,000
	7,048,029	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	6,923,217
	3,485,853(d)	Sequoia Mortgage Trust, Series 2021-3, Class B1, 2.664%, 5/25/51 (144A)	3,438,403
	2,763,485	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)	2,829,454
	2,526,818	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	2,669,037
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	3,443,114	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37 (144A)	$3,466,548
	3,500,000(c)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 3.038% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	3,460,516
	5,000,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	4,954,702
	4,750,000(c)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 3.476% (3 Month USD LIBOR + 330 bps), 10/26/31 (144A)	4,630,485
	1,200,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.294% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	1,205,363
	7,000,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 7.804% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	7,027,923
	3,000,000(c)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 7.155% (3 Month USD LIBOR + 690 bps), 1/25/32 (144A)	3,005,400
	2,200,000(c)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.34% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	2,187,286
	6,600,000(c)	Symphony CLO XXII, Ltd., Series 2020-22A, Class D, 3.34% (3 Month USD LIBOR + 315 bps), 4/18/33 (144A)	6,590,153
	986,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	997,287
	11,300,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.434%, 11/25/60 (144A)	11,724,489
	3,100,000(d)	Towd Point Mortgage Trust, Series 2016-5, Class B2, 3.646%, 10/25/56 (144A)	3,275,218
	4,102,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.819%, 10/25/56 (144A)	4,365,768
	5,000,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.819%, 10/25/56 (144A)	5,210,275
	9,175,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.091%, 4/25/57 (144A)	9,747,047
	6,374,998(d)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.907%, 7/25/57 (144A)	6,689,739
	7,000,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.472%, 6/25/57 (144A)	7,594,872
	4,750,000(d)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 3.798%, 1/25/58 (144A)	5,103,731
	8,000,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	8,522,941
	7,500,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	7,960,106
	3,750,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	3,908,300
	2,580,000	Tricon American Homes Trust, Series 2017-SFR2, Class E, 4.216%, 1/17/36 (144A)	2,644,499
	4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	4,225,146
	4,250,000	United Auto Credit Securitization Trust, Series 2019-1, Class F, 6.05%, 1/12/26 (144A)	4,321,197
	1,000,000	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	1,023,492
	2,634,093	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	2,663,783
	2,981,613	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	3,146,705
	4,000,000(c)	Whitebox CLO II, Ltd., Series 2020-2A, Class E, 8.026% (3 Month USD LIBOR + 785 bps), 10/24/31 (144A)	3,993,152
	310,581	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	310,629
	386,406	WRG Debt Funding II LLC, Series 2017-1, Class B, 5.926%, 3/15/26 (144A)	386,493
		TOTAL ASSET BACKED SECURITIES
		(Cost $424,144,531)	$428,969,696
		COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8% of Net Assets
	2,500,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)	$2,694,271
	5,000,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	5,371,105
	4,100,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	4,421,830
	2,950,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	3,146,825
	4,629,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.4%, 11/25/48 (144A)	4,771,813
	4,460,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.016%, 3/25/49 (144A)	4,528,304
	1,054,000(d)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,028,397
	2,120,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 4.092% (1 Month USD LIBOR + 400 bps), 3/25/29 (144A)	2,146,718
	3,550,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.792% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,556,694
	3,910,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class B1, 4.192% (1 Month USD LIBOR + 410 bps), 4/25/29 (144A)	3,841,568
	5,350,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class M2, 3.192% (1 Month USD LIBOR + 310 bps), 4/25/29 (144A)	5,421,577
	840,000(c)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 6.442% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	884,118
	3,630,000(c)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.942% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	3,820,028
	1,450,000(c)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 5.092% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	1,450,002
	4,303,616(d)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.4%, 10/25/63 (144A)	4,109,230
	3,085,932(d)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.0%, 6/25/69 (144A)	3,102,471
	2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	2,253,164
	4,000,000(d)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 0.0%, 2/25/46 (144A)	3,765,040
	1,000,000(d)	CFMT LLC, Series 2021-HB5, Class M4, 5.683%, 2/25/31 (144A)	994,381
	8,913,227(c)	Chase Mortgage Finance Corp., Series 2020-CL1, Class M3, 3.442% (1 Month USD LIBOR + 335 bps), 10/25/57 (144A)	9,139,854
	6,000,000(d)	CIM Trust, Series 2019-R5, Class M3, 3.5%, 9/25/59 (144A)	6,314,761
	2,000,000(d)	CIM Trust, Series 2021-J3, Class B2, 2.624%, 6/25/51 (144A)	1,924,816
	5,264,850(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	5,032,152
	4,240,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 4.192% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)	4,364,293
	3,920,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.742% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	4,047,195
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	4,940,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.742% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	$5,117,939
	727,672(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.5%, 6/25/33	7,649
	2,638,958(d)	CSMC Trust, Series 2021-RPL2, Class M3, 3.494%, 1/25/60 (144A)	2,745,577
	11,200,000(c)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.592% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	11,235,585
	8,922,000(c)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.092% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	9,209,579
	4,420,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 3.842% (1 Month USD LIBOR + 375 bps), 10/25/30	4,596,239
	12,820,535(c)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 5.957% (1 Month USD LIBOR + 603 bps), 7/15/42	2,514,808
	7,104,470(c)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.477% (1 Month USD LIBOR + 655 bps), 8/15/42	1,485,574
	447,497	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.5%, 6/25/29	470,997
	5,058,872(c)(e)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 6.459% (1 Month USD LIBOR + 655 bps), 8/25/41	702,986
	3,654,363(c)(e)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 6.109% (1 Month USD LIBOR + 620 bps), 6/25/48	708,308
	5,369,179(c)(e)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 5.959% (1 Month USD LIBOR + 605 bps), 7/25/49	1,080,871
	3,983,042(c)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 5.959% (1 Month USD LIBOR + 605 bps), 8/25/49	605,460
	3,568,568(c)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 5.959% (1 Month USD LIBOR + 605 bps), 8/25/49	648,914
	7,632,009	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68 (144A)	8,240,084
	9,354,465	Finance of America Structured Securities Trust, Series 2019-JR2, 2.0%, 6/25/69 (144A)	10,132,921
	9,782,826	Finance of America Structured Securities Trust, Series 2019-JR4, Class JR2, 2.0%, 11/25/69 (144A)	10,260,629
	7,041,890	Finance of America Structured Securities Trust, Series 2020-JR2, Class JR2, 0.0%, 5/25/50 (144A)	7,460,380
	252,820,000(d)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.222%, 6/1/51 (144A)	2,370,187
	1,500,000(c)	Freddie Mac Stacr, Series 2019-HQA3, Class B1, 3.092% (1 Month USD LIBOR + 300 bps), 9/25/49 (144A)	1,516,847
	3,900,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.592% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	3,909,614
	2,930,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.192% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	3,067,666
	6,630,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.092% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	7,102,683
	4,120,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2, 10.092% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)	5,204,274
	4,510,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.818% (SOFR30A + 480 bps), 10/25/50 (144A)	4,788,356
	4,335,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.518% (SOFR30A + 1,150 bps), 10/25/50 (144A)	5,809,203
	2,910,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.018% (SOFR30A + 300 bps), 12/25/50 (144A)	2,931,838
	2,630,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.668% (SOFR30A + 565 bps), 12/25/50 (144A)	2,735,245
	6,060,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.192% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	6,154,676
	2,670,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class B2, 10.092% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)	3,409,532
	3,190,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.342% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	3,367,653
	2,650,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B2, 9.492% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	3,309,436
	7,950,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.668% (SOFR30A + 265 bps), 1/25/51 (144A)	7,876,007
	9,300,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.768% (SOFR30A + 475 bps), 1/25/51 (144A)	9,534,208
	7,500,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.018% (SOFR30A + 500 bps), 8/25/33 (144A)	7,575,046
	4,580,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.392% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	4,621,376
	3,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1, 4.492% (1 Month USD LIBOR + 440 bps), 2/25/49 (144A)	3,118,543
	5,530,748(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.442% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	5,587,768
	3,740,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B1, 4.192% (1 Month USD LIBOR + 410 bps), 4/25/49 (144A)	3,867,105
	1,561,603(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.142% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	1,573,905
	5,510,000(c)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.142% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	5,620,536
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	3,630,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1D, 2.592% (1 Month USD LIBOR + 250 bps), 12/25/42	$3,542,626
	5,750,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 4.018% (SOFR30A + 400 bps), 11/25/50 (144A)	6,017,339
	6,250,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.418% (SOFR30A + 740 bps), 11/25/50 (144A)	7,299,944
	6,980,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 3.418% (SOFR30A + 340 bps), 8/25/33 (144A)	7,187,900
	171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	4,207
	1,781,410	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	2,003,154
	714,942	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	728,928
	13,300,316(c)(e)	Government National Mortgage Association, Series 2019-90, Class SA, 3.207% (1 Month USD LIBOR + 330 bps), 7/20/49	1,194,052
	3,545,538(c)(e)	Government National Mortgage Association, Series 2019-103, Class SB, 5.957% (1 Month USD LIBOR + 605 bps), 8/20/49	677,963
	22,827,668(e)	Government National Mortgage Association, Series 2019-110, Class PI, 3.5%, 9/20/49	1,860,042
	30,026,151(c)(e)	Government National Mortgage Association, Series 2019-117, Class SB, 3.327% (1 Month USD LIBOR + 342 bps), 9/20/49	2,419,273
	30,012,671(c)(e)	Government National Mortgage Association, Series 2019-121, Class SA, 3.257% (1 Month USD LIBOR + 335 bps), 10/20/49	2,660,701
	42,879,328(e)	Government National Mortgage Association, Series 2019-128, Class IB, 3.5%, 10/20/49	5,587,404
	56,058,509(e)	Government National Mortgage Association, Series 2019-128, Class ID, 3.5%, 10/20/49	4,613,144
	18,514,524(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	2,445,739
	7,691,787(e)	Government National Mortgage Association, Series 2020-7, Class CI, 3.5%, 1/20/50	1,077,916
	24,465,523(c)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.257% (1 Month USD LIBOR + 335 bps), 1/20/50	1,926,616
	3,044,317(e)	Government National Mortgage Association, Series 2020-15, Class IM, 3.5%, 2/20/50	382,702
	2,509,833(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 4.072%, 3/25/50 (144A)	2,669,958
	1,490,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 4.072%, 3/25/50 (144A)	1,512,756
	2,445,752(d)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B1, 3.696%, 5/25/50 (144A)	2,540,928
	5,500,000(d)	GS Mortgage-Backed Securities Trust, Series 2021-RPL1, Class M1, 2.25%, 12/25/60 (144A)	5,400,573
	1,700,000(c)	Home Partners of America Trust, Series 2017-1, Class E, 2.732% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,703,166
	1,220,000(c)	Home Re, Ltd., Series 2020-1, Class B1, 7.092% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	1,244,400
	2,870,000(c)	Home Re, Ltd., Series 2020-1, Class M2, 5.342% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,936,187
	93,245,450(d)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.24%, 7/25/51 (144A)	978,937
	3,268,577(c)	JP Morgan Wealth Management, Series 2021-CL1, Class M3, 1.818% (SOFR30A + 180 bps), 3/25/51 (144A)	3,268,576
	1,473,162(c)	JP Morgan Wealth Management, Series 2021-CL1, Class M4, 2.768% (SOFR30A + 275 bps), 3/25/51 (144A)	1,473,160
	931,000(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 2.156%, 4/25/46 (144A)	884,957
	3,563,722(d)	JP Morgan Mortgage Trust, Series 2019-2, Class B4, 4.588%, 8/25/49 (144A)	3,673,088
	5,857,702(d)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B4, 4.377%, 6/25/50 (144A)	6,197,058
	6,077,294(d)	JP Morgan Mortgage Trust, Series 2021-6, Class B1, 2.861%, 10/25/51 (144A)	6,175,912
	5,689,344(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B1, 2.82%, 11/25/51 (144A)	5,809,432
	6,773,314(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.82%, 11/25/51 (144A)	6,729,069
	150,558,500(d)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.144%, 12/25/51 (144A)	888,054
	8,688,000(d)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.869%, 12/25/51 (144A)	8,726,010
	2,091,985(d)	JP Mortgage Trust, Series 2021-INV1, Class B3, 3.036%, 10/25/51 (144A)	2,108,553
	1,779,585(d)	JP Mortgage Trust, Series 2021-INV1, Class B4, 3.036%, 10/25/51 (144A)	1,503,261
	1,310,068	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,414,054
	2,347,398	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	2,411,951
	454,207(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)	469,821
	7,172,000(d)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	7,165,983
	6,145,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	6,362,643
	6,489,521(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class B2, 2.914%, 5/25/51 (144A)	6,511,258
	4,728,582(c)	New Residential Mortgage Loan Trust, Series 2018-4A, Class B1, 1.142% (1 Month USD LIBOR + 105 bps), 1/25/48 (144A)	4,614,753
	20,603,950(d)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.898%, 11/25/59 (144A)	21,082,386
	1,000,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class B1, 4.142% (1 Month USD LIBOR + 405 bps), 7/25/28 (144A)	1,004,511
	4,070,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 2.942% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	4,115,908
	2,630,000(c)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.342% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,770,848
	4,434,007(d)	Oceanview Mortgage Trust, Series 2021-1, Class B1, 2.738%, 5/25/51 (144A)	4,483,381
	2,862,674(d)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.738%, 5/25/51 (144A)	2,843,014
	3,236,000)d)	Oceanview Mortgage Trust 2021-INV1, 3.247%, 6/25/51 (144A)	3,299,612
	1,991,724(d)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.482%, 4/25/51 (144A)	1,929,202
	3,798,217(d)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.482%, 4/25/51 (144A)	3,609,663
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	3,155,956(d)	Provident Funding Mortgage Trust, Series 2020-1, Class B1, 3.287%, 2/25/50 (144A)	$3,266,588
	2,980,804(d)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.389%, 4/25/51 (144A)	2,932,735
	2,901,000(d)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.36%, 4/25/51 (144A)	2,776,966
	3,470,000(c)	Radnor Re, Ltd., Series 2019-1, Class B1, 4.542% (1 Month USD LIBOR + 445 bps), 2/25/29 (144A)	3,551,581
	870,000(c)	Radnor Re, Ltd., Series 2020-2, Class B1, 7.692% (1 Month USD LIBOR + 760 bps), 10/25/30 (144A)	887,400
	2,540,000(c)	Radnor Re, Ltd., Series 2020-2, Class M1C, 4.692% (1 Month USD LIBOR + 460 bps), 10/25/30 (144A)	2,573,456
	2,909	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	2,618
	2,088,000(d)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.567%, 6/25/51 (144A)	2,016,288
	1,185,000(d)	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.0%, 2/25/30 (144A)	1,149,550
	2,114,672(d)	Sequoia Mortgage Trust, Series 2013-2, Class B4, 3.649%, 2/25/43	2,138,456
	3,217,060(d)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.674%, 3/25/51 (144A)	3,177,123
	1,211,637(d)	Sequoia Mortgage Trust, Series 2021-2, Class B4, 2.557%, 4/25/51 (144A)	961,333
	1,239,968(d)	Sequoia Mortgage Trust, Series 2021-3, Class B4, 2.664%, 5/25/51 (144A)	999,658
	2,525,882(d)	Sequoia Mortgage Trust, Series 2021-4, Class B4, 2.674%, 6/25/51 (144A)	2,038,083
	1,578,000(d)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.059%, 7/25/51 (144A)	1,265,664
	4,541,885(c)	STACR Trust, Series 2018-DNA3, Class B1, 3.992% (1 Month USD LIBOR + 390 bps), 9/25/48 (144A)	4,689,599
	4,550,000(c)	STACR Trust, Series 2018-HRP2, Class B1, 4.292% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	4,804,151
	5,000,000(d)	Towd Point HE Trust, Series 2021-HE1, Class M2, 2.5%, 2/25/63 (144A)	5,044,156
	10,111,731(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	10,318,739
	830,000(c)	Traingle Re, Ltd., Series 2020-1, Class B1, 7.842% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	846,595
	2,290,000(c)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.692% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	2,318,627
	1,830,000(c)	Traingle Re, Ltd., Series 2021-1, Class B1, 4.592% (1 Month USD LIBOR + 450 bps), 8/25/33 (144A)	1,842,315
	3,370,000(c)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.492% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	3,378,346
	11,400,000(c)	Traingle Re, Ltd., Series 2021-1, Class M2, 3.992% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	11,428,776
	1,200,000(d)	Verus Securitization Trust, Series 2020-2, Class B1, 5.36%, 5/25/60 (144A)	1,251,889
	250,000(d)	Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75%, 3/25/60 (144A)	259,883
	340,000(d)	Verus Securitization Trust, Series 2020-INV1, Class B2, 6.0%, 3/25/60 (144A)	353,370
	800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	819,751
	1,207,251(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class B4, 3.928%, 2/20/45 (144A)	1,201,770
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $560,980,596)	$544,844,950
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6% of Net Assets
	5,800,000(c)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 4.073% (1 Month USD LIBOR + 400 bps), 4/15/34 (144A)	$5,848,072
	7,263,005(e)(f)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	1
	4,500,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	5,127,125
	2,025,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.388%, 9/15/48 (144A)	2,135,675
	5,000,000(c)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.59% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	4,995,635
	4,500,000(c)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.46% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	4,513,095
	4,250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,628,270
	2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099%, 2/15/33 (144A)	2,595,368
	1,500,000(c)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F, 2.623% (1 Month USD LIBOR + 255 bps), 11/15/36 (144A)	1,486,823
	3,700,000(c)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class G, 3.065% (1 Month USD LIBOR + 299 bps), 11/15/36 (144A)	3,560,717
	9,580,074(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.423% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	9,279,359
	1,750,000(d)	Citigroup Commercial Mortgage Trust, Series 2017-P8, Class C, 4.408%, 9/15/50	1,928,061
	3,500,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	3,882,811
	795,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/53	840,462
	2,470,000(c)	CLNY Trust, Series 2019-IKPR, Class E, 2.794% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	2,454,498
	5,897,943(c)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.173% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	5,920,129
	2,484,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	2,284,538
	5,227,225(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	5,598,696
	2,308,483	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	2,463,904
	2,411,000	COMM Mortgage Trust, Series 2019-GC44, Class D, 2.5%, 8/15/57 (144A)	2,145,654
	7,650,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.754%, 2/10/37 (144A)	7,326,443
	3,912,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	3,673,202
	3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,787,413
	7,000,000(c)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.223% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	7,013,180
	4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.405%, 4/15/50	3,913,385
	2,680,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.714%, 11/15/48	2,712,394
	Principal Amount USD ($)		Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
	1,500,000(d)	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class D, 5.1%, 1/15/49 (144A)	$1,333,777
	4,106,000	DBGS Mortgage Trust, Series 2018-C1, Class 7EB, 5.237%, 9/15/31 (144A)	4,262,318
	2,750,000(c)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 3.768% (SOFR30A + 375 bps), 1/25/51 (144A)	2,914,717
	2,340,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	2,606,989
	4,500,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.915%, 12/25/26 (144A)	4,710,494
	2,800,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.199%, 7/25/27 (144A)	2,975,737
	2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.159%, 11/25/32 (144A)	2,128,843
	1,875,000(d)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.454%, 8/25/33 (144A)	2,020,324
	3,534,000(d)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.69%, 1/25/26 (144A)	3,641,423
	6,364,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.939%, 12/25/27 (144A)	6,578,230
	975,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.221%, 10/25/31 (144A)	1,032,386
	2,900,000(d)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.526%, 2/25/52 (144A)	3,212,796
	8,465,405(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	7,323,983
	8,500,000(c)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 6.986% (1 Month USD LIBOR + 690 bps), 8/25/29	6,915,872
	3,900,000(d)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.707%, 3/25/53 (144A)	4,214,440
	4,749,727(c)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.336% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	4,692,751
	6,500,000(c)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.086% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	6,595,447
	10,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.0%, 1/25/31 (144A)	4,755,821
	123,332,856(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.1%, 1/25/31 (144A)	928,869
	10,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.1%, 1/25/31 (144A)	71,111
	25,051,426(d)(e)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.236%, 7/25/40	1,818,400
	6,000,000(c)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.573% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	5,831,096
	5,200,000(c)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.073% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	4,733,426
	4,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	4,998,475
	3,750,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.673% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	3,707,520
	3,590,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class D, 1.733% (1 Month USD LIBOR + 166 bps), 7/15/36 (144A)	3,572,033
	1,500,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.233% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	1,480,575
	11,650,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	10,862,836
	4,250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.421%, 6/15/51	4,867,176
	5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,925,260
	3,100,000(c)	KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 2.073% (1 Month USD LIBOR + 200 bps), 5/15/36 (144A)	2,993,886
	4,000,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class C, 4.606%, 2/15/48	4,198,693
	1,250,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.489%, 5/15/48	1,321,335
	2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,890,882
	3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	3,557,658
	2,140,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	2,046,319
	2,000,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	2,261,056
	11,900,000(c)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.342% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	12,065,902
	1,030,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.544%, 8/15/36 (144A)	931,551
	5,540,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	5,167,734
	4,450,000(c)	Ready Capital Mortgage Financing LLC, Series 2019-FL3, Class D, 2.992% (1 Month USD LIBOR + 290 bps), 3/25/34 (144A)	4,119,224
	2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,828,403
	5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.5%, 2/25/52 (144A)	4,969,703
	2,403,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,448,705
	8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	8,182,856
	10,350,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	9,650,834
	1,779,070(c)	SLIDE, Series 2018-FUN, Class E, 2.623% (1 Month USD LIBOR + 230 bps), 6/15/31 (144A)	1,738,764
	67,584,000(d)(e)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.441%, 3/15/51	1,580,641
	3,912,000(d)	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875%, 4/10/46 (144A)	3,953,770
	2,400,000(c)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	2,414,234
	5,200,000(c)	X-Caliber Funding LLC, Series 2021-CT2, Class A, 3.25% (1 Month USD LIBOR + 225 bps), 4/6/23 (144A)	5,200,000
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $305,919,765)	$304,350,185
		CONVERTIBLE CORPORATE BONDS - 1.4% of Net Assets
		Airlines - 0.1%
	2,595,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$2,324,147
	Principal Amount USD ($)		Value
		Airlines - (continued)
	5,156,000	Spirit Airlines, Inc., 1.0%, 5/15/26	$4,914,184
		Total Airlines	$7,238,331
		Biotechnology - 0.1%
	2,765,000	Insmed, Inc., 0.75%, 6/1/28	$3,039,772
	3,493,000	Insmed, Inc., 1.75%, 1/15/25	3,648,089
		Total Biotechnology	$6,687,861
		Entertainment - 0.3%
	12,093,000(h)	DraftKings, Inc., 3/15/28 (144A)	$10,895,793
	1,892,000	IMAX Corp., 0.5%, 4/1/26 (144A)	1,972,410
		Total Entertainment	$12,868,203
		Leisure Time - 0.2%
	7,780,000(h)	Peloton Interactive, Inc., 2/15/26 (144A)	$7,522,288
		Total Leisure Time	$7,522,288
		Mining - 0.1%
	3,575,000	Ivanhoe Mines, Ltd., 2.5%, 4/15/26 (144A)	$4,392,960
		Total Mining	$4,392,960
		Pharmaceuticals - 0.0%†
	7,025,000	Tricida, Inc., 3.5%, 5/15/27	$2,643,901
		Total Pharmaceuticals	$2,643,901
		Software - 0.6%
	6,670,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$6,836,750
	9,243,000	Ceridian HCM Holding, Inc., 0.25%, 3/15/26 (144A)	9,237,223
	3,719,000(h)	Everbridge, Inc., 3/15/26 (144A)	3,798,029
	6,625,000	Verint Systems, Inc., 0.25%, 4/15/26 (144A)	6,496,114
		Total Software	$26,368,116
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $69,130,549)	$67,721,660
		CORPORATE BONDS - 33.3% of Net Assets
		Aerospace/Defense - 0.9%
	25,979,000	Boeing Co., 3.75%, 2/1/50	$26,794,157
	9,700,000	Boeing Co., 5.805%, 5/1/50	13,071,378
		Total Aerospace/Defense	$39,865,535
		Agriculture - 0.2%
	7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$7,659,366
		Total Agriculture	$7,659,366
		Airlines - 1.1%
	12,976,644	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)	$14,363,963
	2,340,000	American Airlines, Inc./Aadvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	2,477,475
	1,955,000	American Airlines, Inc./Aadvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	2,110,598
	5,516,292	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	5,524,477
	5,205,710	British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)	5,299,747
	1,754,339	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	1,889,528
	2,627,156	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	3,038,066
	6,875,000	Gol Finance SA, 8.0%, 6/30/26 (144A)	6,961,006
	8,145,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	8,967,645
	1,020,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	1,055,700
	1,020,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	1,055,700
		Total Airlines	$52,743,905
		Auto Manufacturers - 0.8%
	4,312,000	Ford Motor Co., 5.291%, 12/8/46	$4,815,987
	7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	7,747,288
	15,325,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	15,962,852
	6,535,000	Nissan Motor Co., Ltd., 4.81%, 9/17/30 (144A)	7,385,640
		Total Auto Manufacturers	$35,911,767
		Auto Parts & Equipment - 0.2%
	3,940,000	Dana, Inc., 4.25%, 9/1/30	$4,053,275
	6,685,000	Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de RL de CV, 5.0%, 5/7/28 (144A)	6,785,944
		Total Auto Parts & Equipment	$10,839,219
		Automotive - 0.1%
EUR	3,280,000	Dana Financing Lux S.a.r.l., 3.0%, 7/15/29	$3,986,873
		Total Automotive	$3,986,873
		Banks - 3.9%
ARS	78,000,000(c)	Banco de la Ciudad de Buenos Aires, 38.113% (BADLARPP + 399 bps), 12/5/22	$ 716,361
	8,885,000(d)	Banco GNB Sudameris SA, 7.5% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	9,018,275
	4,608,000(b)(d)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	4,953,600
	4,720,000(b)(d)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	5,703,648
	2,915,000(d)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	2,912,114
	4,240,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	4,810,874
	2,405,000(b)(d)	Credit Suisse Group AG, 5.25% (5 Year CMT Index + 489 bps) (144A)	2,543,287
	3,915,000(b)(d)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps) (144A)	4,357,904
KZT	1,923,750,000	Development Bank of Kazakhstan JSC, 10.75%, 2/12/25	4,480,172
	Principal Amount USD ($)		Value
		Banks - (continued)
	1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$1,529,500
	3,005,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	3,136,469
	1,060,000(b)(d)	ING Groep NV, 5.75% (5 Year CMT Index + 434 bps)	1,174,056
	6,150,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	7,202,071
EUR	5,560,000(b)(d)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)	8,059,865
	1,245,000	Intesa Sanpaolo S.p.A., 4.198%, 6/1/32 (144A)	1,279,400
	14,375,000(b)(d)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	14,493,594
IDR	15,039,758,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	103,722
	3,895,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	3,976,515
	6,000,000(b)(d)	Societe Generale SA, 4.75% (5 Year CMT Index + 393 bps) (144A)	6,217,500
	4,635,000(b)(d)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	4,907,306
	10,677,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	10,770,958
EUR	28,280,100(b)(f)	Stichting AK Rabobank Certificaten, 2.188%	45,080,319
	3,000,000(d)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	2,998,884
	10,450,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	11,508,063
	8,500,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	9,276,817
	9,395,000(d)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	11,295,796
		Total Banks	$182,507,070
		Beverages - 0.2%
	6,176,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$8,057,255
		Total Beverages	$8,057,255
		Biotechnology - 0.0%†
EUR	985,000	Cidron Aida Finco S.a.r.l., 5.0%, 4/1/28 (144A)	$1,182,925
		Total Biotechnology	$1,182,925
		Building Materials - 0.4%
	5,970,000	Cemex SAB de CV, 5.45%, 11/19/29 (144A)	$6,564,015
	4,365,000	Patrick Industries, Inc., 4.75%, 5/1/29 (144A)	4,337,718
	6,575,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	6,780,469
	950,000	Standard Industries, Inc., 5.0%, 2/15/27 (144A)	983,844
	495,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	525,903
		Total Building Materials	$19,191,949
		Chemicals - 0.8%
	2,566,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	$2,765,635
EUR	2,450,000	OCI NV, 3.125%, 11/1/24 (144A)	2,963,308
	1,316,000	OCI NV, 4.625%, 10/15/25 (144A)	1,372,344
	2,268,000	OCI NV, 5.25%, 11/1/24 (144A)	2,337,628
	7,843,000	Olin Corp., 5.0%, 2/1/30	8,362,599
	710,000	Olin Corp., 5.625%, 8/1/29	785,566
	5,055,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	5,168,737
	6,570,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	6,643,781
	4,340,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	4,592,979
		Total Chemicals	$34,992,577
		Commercial Services - 1.3%
	5,196,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$5,508,955
EUR	2,470,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28	2,898,873
	1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,028,700
	1,670,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,671,308
	4,735,000	Brink’s Co., 5.5%, 7/15/25 (144A)	5,019,100
	5,270,000	CoreLogic, Inc., 4.5%, 5/1/28 (144A)	5,223,888
	5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,401,875
	3,830,000	Garda World Security Corp., 6.0%, 6/1/29 (144A)	3,801,275
	437,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	483,978
	1,655,000	Nielsen Finance LLC/Nielsen Finance Co., 4.5%, 7/15/29 (144A)	1,661,206
	1,690,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	1,694,225
	3,795,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	4,192,223
	10,716,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	11,399,145
MXN	77,000,000	Red de Carreteras de Occidente SAB de CV, 9.0%, 6/10/28 (144A)	3,959,100
	4,035,000	Sotheby’s, 7.375%, 10/15/27 (144A)	4,352,756
		Total Commercial Services	$58,296,607
		Computers - 0.2%
	3,915,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$3,915,000
	2,415,000	NCR Corp., 5.0%, 10/1/28 (144A)	2,497,279
	1,215,000	NCR Corp., 5.25%, 10/1/30 (144A)	1,260,563
		Total Computers	$7,672,842
		Cosmetics/Personal Care - 0.1%
	5,445,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$5,771,700
		Total Cosmetics/Personal Care	$5,771,700
		Diversified Financial Services - 1.6%
	7,310,000	Air Lease Corp., 3.125%, 12/1/30	$7,434,237
	9,395,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	10,064,394
	9,635,000(b)(d)	Capital One Financial Corp., 3.95% (5 Year CMT Index + 316 bps)	9,839,744
	9,010,000	Credito Real SAB de CV SOFOM ER, 8.0%, 1/21/28 (144A)	7,726,165
	Principal Amount USD ($)		Value
		Diversified Financial Services - (continued)
	17,245,453(g)	Global Aircraft Leasing Co., Ltd., 6.5%, (7.25% PIK 6.50% cash), 9/15/24 (144A)	$17,338,320
KZT	2,993,000,000	International Finance Corp., 7.5%, 2/3/23	6,799,951
	2,745,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	2,731,275
	1,180,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	1,222,810
	5,575,000	OneMain Finance Corp., 3.5%, 1/15/27	5,616,813
	4,060,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	4,059,066
		Total Diversified Financial Services	$72,832,775
		Electric - 2.0%
	3,625,000	Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30 (144A)	$3,614,922
	4,025,700	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	4,084,475
	4,301,000	Adani Transmission, Ltd., 4.25%, 5/21/36 (144A)	4,380,369
	1,605,000	Calpine Corp., 4.625%, 2/1/29 (144A)	1,577,940
	1,605,000	Calpine Corp., 5.0%, 2/1/31 (144A)	1,596,975
	4,030,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	4,009,850
EUR	3,240,000	ContourGlobal Power Holdings SA, 2.75%, 1/1/26 (144A)	3,894,727
EUR	1,635,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	1,960,630
	7,765,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	9,026,812
	9,225,000	Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26 (144A)	9,284,962
	2,336,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	2,527,902
	1,645,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	1,610,077
	2,285,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	2,245,470
	20,059,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	22,159,650
	905,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	936,856
	2,867,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	2,623,305
	5,946,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	5,563,732
	1,913,000	Vistra Operations Co. LLC, 4.3%, 7/15/29 (144A)	2,077,342
	9,005,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	9,050,025
		Total Electric	$92,226,021
		Electrical Components & Equipment - 0.4%
EUR	7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$9,562,316
EUR	6,020,000	Energizer Gamma Acquisition BV, 3.5%, 6/30/29 (144A)	7,102,910
	1,700,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	1,893,545
		Total Electrical Components & Equipment	$18,558,771
		Electronics - 0.1%
	2,600,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$2,633,280
	2,460,000	Sensata Technologies BV, 4.0%, 4/15/29 (144A)	2,497,105
	1,850,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	1,829,335
		Total Electronics	$6,959,720
		Energy-Alternate Sources - 0.1%
	670,775	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$ 761,048
	1,105,000	Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28 (144A)	1,125,774
	2,095,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	2,145,636
		Total Energy-Alternate Sources	$4,032,458
		Engineering & Construction - 0.4%
	1,930,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$1,963,775
	6,138,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	6,191,155
	7,985,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	8,783,500
		Total Engineering & Construction	$16,938,430
		Entertainment - 0.4%
	760,000	Everi Holdings, Inc., 5.0%, 7/15/29 (144A)	$760,000
	890,000	International Game Technology Plc, 4.125%, 4/15/26 (144A)	926,712
	5,571,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	6,246,484
	800,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	829,830
	3,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	3,523,934
	1,735,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	1,895,488
	1,735,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,957,080
	3,636,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	3,899,537
		Total Entertainment	$20,039,065
		Environmental Control - 0.4%
	6,510,000	Covanta Holding Corp., 5.0%, 9/1/30	$6,835,500
	6,132,000	Covanta Holding Corp., 6.0%, 1/1/27	6,377,280
	3,075,000	Tervita Corp., 11.0%, 12/1/25 (144A)	3,443,170
		Total Environmental Control	$16,655,950
		Food - 0.9%
	4,185,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.5%, 3/15/29 (144A)	$4,137,919
	3,230,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	3,444,827
GBP	5,520,000	Bellis Acquisition Co. PLC, 3.25%, 2/16/26 (144A)	7,629,056
	1,510,000	Bimbo Bakeries USA, Inc., 4.0%, 5/17/51 (144A)	1,622,695
	2,250,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,472,187
	3,583,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	4,007,156
	2,485,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	2,792,544
	6,485,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	6,442,848
	7,401,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	7,852,461
	Principal Amount USD ($)		Value
		Food - (continued)
	2,900,000	Pilgrim’s Pride Corp., 5.875%, 9/30/27 (144A)	$3,088,500
		Total Food	$43,490,193
		Forest Products & Paper - 0.2%
	2,288,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$2,279,420
	3,004,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	3,199,260
EUR	1,950,000	Spa Holdings, 3.625%, 2/4/28	2,327,393
		Total Forest Products & Paper	$7,806,073
		Gas - 0.0%†
	2,195,000	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (144A)	$2,177,550
		Total Gas	$2,177,550
		Healthcare-Services - 0.4%
	4,195,000	Auna SAA, 6.5%, 11/20/25 (144A)	$4,331,379
EUR	2,272,000	IQVIA, Inc., 2.25%, 1/15/28 (144A)	2,707,329
EUR	4,725,000	IQVIA, Inc., 2.25%, 3/15/29 (144A)	5,581,798
	1,090,000	ModivCare, Inc., 5.875%, 11/15/25 (144A)	1,166,322
	1,685,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	1,756,613
	3,421,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	3,587,774
		Total Healthcare-Services	$19,131,215
		Home Builders - 0.0%†
	1,657,000	KB Home, 6.875%, 6/15/27	$1,971,830
		Total Home Builders	$1,971,830
		Household Products/Wares - 0.1%
	1,130,000	Central Garden & Pet Co., 4.125%, 10/15/30	$1,154,012
	1,790,000	Central Garden & Pet Co., 4.125%, 4/30/31 (144A)	1,810,138
		Total Household Products/Wares	$2,964,150
		Insurance - 1.5%
	7,650,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	$9,586,283
	13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	14,751,697
EUR	2,650,000(d)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap Rate + 370 bps), 5/23/59 (144A)	3,268,945
	22,651,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	35,242,833
	3,800,000	Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)	4,673,808
		Total Insurance	$67,523,566
		Internet - 0.1%
	3,550,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$3,527,813
		Total Internet	$3,527,813
		Iron/Steel - 0.1%
	1,985,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$2,141,319
	774,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	907,136
	2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	2,962,562
		Total Iron/Steel	$6,011,017
		Leisure Time - 0.4%
	560,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 608,300
EUR	660,000	Carnival Corp., 7.625%, 3/1/26 (144A)	865,588
	1,130,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	1,184,183
	5,295,000	Royal Caribbean Cruises, Ltd., 5.5%, 4/1/28 (144A)	5,545,454
	300,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	303,000
	10,582,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	10,698,402
		Total Leisure Time	$19,204,927
		Lodging - 0.5%
	3,115,000	Genting New York LLC/GENNY Capital, Inc., 3.3%, 2/15/26 (144A)	$3,145,728
	2,335,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32 (144A)	2,305,812
	4,040,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	4,071,108
	3,860,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	3,894,238
	555,000	Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28 (144A)	600,549
	3,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.0%, 6/1/29 (144A)	3,195,313
	4,500,000	Sands China, Ltd., 4.375%, 6/18/30	4,865,265
		Total Lodging	$22,078,013
		Machinery-Construction & Mining - 0.1%
	6,305,000	Weir Group Plc, 2.2%, 5/13/26 (144A)	$6,333,510
		Total Machinery-Construction & Mining	$6,333,510
		Machinery-Diversified - 0.1%
EUR	3,950,000	Sofima Holding SPA, 3.75%, 1/15/28 (144A)	$4,701,828
		Total Machinery-Diversified	$4,701,828
		Media - 0.9%
	3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 6/1/33 (144A)	$4,000,947
	6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	6,337,500
	6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	6,082,882
	2,305,000	CSC Holdings LLC, 5.0%, 11/15/31 (144A)	2,316,064
	1,345,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,412,317
	2,034,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	996,660
	7,835,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	8,471,594
	2,735,000	News Corp., 3.875%, 5/15/29 (144A)	2,762,350
	2,025,000	Sinclair Television Group, Inc., 4.125%, 12/1/30 (144A)	1,989,562
	7,770,000	Sirius XM Radio, Inc., 4.0%, 7/15/28 (144A)	8,011,336
	Principal Amount USD ($)		Value
		Media - (continued)
	600,000	Summer BC Bidco B LLC, 5.5%, 10/31/26 (144A)	$ 610,230
		Total Media	$42,991,442
		Mining - 1.3%
	3,200,000	Alcoa Nederland Holding BV, 4.125%, 3/31/29 (144A)	$3,332,144
	3,405,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,509,806
	4,555,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	4,509,450
	6,744,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	6,874,698
	13,650,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31 (144A)	14,571,375
	15,215,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	18,597,599
	4,720,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	4,910,452
	2,785,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	3,091,350
	2,470,000	Kaiser Aluminum Corp., 4.5%, 6/1/31 (144A)	2,533,084
		Total Mining	$61,929,958
		Miscellaneous Manufacturers - 0.1%
	3,040,000	Hillenbrand, Inc., 3.75%, 3/1/31	$3,014,358
		Total Miscellaneous Manufacturers	$3,014,358
		Multi-National - 1.1%
	12,922,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$14,063,788
	4,880,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	5,137,791
	8,430,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	9,111,144
	2,860,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	3,181,670
IDR	189,000,300,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22	13,340,814
IDR	113,010,000,000	Inter-American Development Bank, 7.875%, 3/14/23	8,200,629
		Total Multi-National	$53,035,836
		Oil & Gas - 2.2%
	28,023,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$38,065,900
	2,145,000	EQT Corp., 3.125%, 5/15/26 (144A)	2,192,640
	2,230,000	EQT Corp., 3.625%, 5/15/31 (144A)	2,324,775
	1,080,000	EQT Corp., 5.0%, 1/15/29	1,204,168
	2,880,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	3,050,208
	3,955,000	Indigo Natural Resources LLC, 5.375%, 2/1/29 (144A)	4,132,975
	905,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	943,462
	895,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	926,656
	3,815,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	4,064,215
	8,985,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	9,224,899
	9,125,000	Occidental Petroleum Corp., 4.4%, 4/15/46	8,764,562
	3,095,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	3,117,872
	4,667,000	Petroleos Mexicanos, 5.35%, 2/12/28	4,589,761
	2,455,000	Petroleos Mexicanos, 6.875%, 10/16/25 (144A)	2,717,685
	2,500,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	2,575,000
	2,814,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	2,898,420
	2,217,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	2,289,053
	6,025,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	6,322,033
	4,020,000	YPF SA, 6.95%, 7/21/27 (144A)	2,831,688
ARS	22,175,000	YPF SA, 16.5%, 5/9/22 (144A)	208,488
		Total Oil & Gas	$102,444,460
		Packaging & Containers - 0.3%
	7,630,000	Greif, Inc., 6.5%, 3/1/27 (144A)	$8,047,361
	6,145,000	TriMas Corp., 4.125%, 4/15/29 (144A)	6,220,584
		Total Packaging & Containers	$14,267,945
		Pharmaceuticals - 1.2%
	7,755,000	Bausch Health Americas, Inc., 9.25%, 4/1/26 (144A)	$8,435,113
	1,720,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	1,631,575
	4,188,422	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	4,967,050
	637,136	CVS Pass-Through Trust, 6.036%, 12/10/28	746,198
	834,713	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	1,094,588
	4,600,000	Jazz Securities, DAC, 4.375%, 1/15/29 (144A)	4,769,280
	2,930,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28 (144A)	2,988,014
	2,245,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	2,312,799
	2,424,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	2,478,540
EUR	340,000	Teva Pharmaceutical Finance Netherlands II BV, 6.0%, 1/31/25	433,610
	19,787,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	18,822,384
	7,500,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	8,212,500
		Total Pharmaceuticals	$56,891,651
		Pipelines - 2.3%
	5,495,000	DCP Midstream Operating LP, 5.6%, 4/1/44	$6,044,500
	1,415,000	Enable Midstream Partners LP, 4.15%, 9/15/29	1,550,742
	1,262,000	Energy Transfer LP, 6.125%, 12/15/45	1,609,139
	1,694,000(b)(d)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	1,658,002
	32,377,000(b)(d)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	33,429,253
	796,000	EnLink Midstream LLC, 5.375%, 6/1/29	830,722
	15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	13,441,188
	3,862,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	3,495,110
	3,600,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	3,775,500
	4,224,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	4,493,474
	9,425,000	ONEOK, Inc., 6.875%, 9/30/28	11,971,044
	Principal Amount USD ($)		Value
		Pipelines - (continued)
	8,175,000	Williams Cos., Inc., 7.5%, 1/15/31	$11,336,753
	8,690,000	Williams Cos., Inc., 7.75%, 6/15/31	12,083,559
		Total Pipelines	$105,718,986
		REITs - 1.2%
	7,615,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$7,672,112
	12,750,000	iStar, Inc., 4.25%, 8/1/25	13,116,563
	3,345,000	iStar, Inc., 4.75%, 10/1/24	3,520,612
	1,740,000	iStar, Inc., 5.5%, 2/15/26	1,822,650
	6,440,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	6,504,336
	9,521,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	10,191,850
	2,975,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	2,982,438
	8,337,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	8,910,169
	892,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30 (144A)	915,923
		Total REITs	$55,636,653
		Retail - 0.5%
	465,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28	$477,787
	435,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	454,575
	3,155,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	3,146,939
	3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,900,125
	2,820,000	Lithia Motors, Inc., 3.875%, 6/1/29 (144A)	2,923,071
	8,825,000	Penske Automotive Group, Inc., 3.75%, 6/15/29	8,880,080
	250,000	PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28 (144A)	259,687
	1,545,000	SRS Distribution, Inc., 4.625%, 7/1/28 (144A)	1,579,763
	615,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	632,903
		Total Retail	$22,254,930
		Telecommunications - 1.9%
	475,000	Altice France SA, 5.125%, 1/15/29 (144A)	$477,375
	1,835,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,843,991
	9,874,000	Altice France SA, 5.5%, 1/15/28 (144A)	10,246,250
	4,600,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	4,709,250
	1,976,217	Digicel International Finance, Ltd./Digicel international Holdings, Ltd., 8.0%, 12/31/26 (144A)	1,936,693
	4,950,371	Digicel International Finance, Ltd./Digicel international Holdings, Ltd., 8.75%, 5/25/24 (144A)	5,154,574
	1,240,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	1,205,900
	5,900,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	6,123,728
	4,235,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	4,383,437
	3,010,000	Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	3,070,200
	4,250,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	4,147,787
	1,346,400	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	1,472,086
	4,425,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)	5,133,000
	4,910,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	4,874,304
	4,430,000	T-Mobile USA, Inc., 2.875%, 2/15/31	4,396,775
	8,265,000	T-Mobile USA, Inc., 3.375%, 4/15/29 (144A)	8,529,427
	16,540,000	T-Mobile USA, Inc., 3.5%, 4/15/31 (144A)	17,112,119
	4,270,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	4,398,100
		Total Telecommunications	$89,214,996
		Transportation - 0.3%
	4,910,000	Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31 (144A)	$4,989,174
	6,290,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	7,191,923
		Total Transportation	$12,181,097
		TOTAL CORPORATE BONDS
		(Cost $1,453,544,480)	$1,543,426,777
		FOREIGN GOVERNMENT BONDS - 3.7% of Net Assets
		Argentina - 0.2%
	5,955,800(f)	Argentine Republic Government International Bond, 0.125%, 7/9/35	$1,885,070
	351,880	Argentine Republic Government International Bond, 1.0%, 7/9/29	133,257
	8,500,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	7,267,585
	364,146	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	342,297
		Total Argentina	$9,628,209
		Bahamas - 0.1%
	5,815,000	Bahamas Government International Bond, 8.95%, 10/15/32 (144A)	$6,585,488
		Total Bahamas	$6,585,488
		Bahrain - 0.3%
	7,000,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$7,087,500
	5,010,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	5,616,821
		Total Bahrain	$12,704,321
		Colombia - 0.1%
	4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$4,702,272
		Total Colombia	$4,702,272
		Egypt - 0.5%
EGP	197,044,000	Egypt Government Bond, 15.7%, 11/7/27	$13,044,733
	2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	2,446,920
	5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	5,696,220
	2,000,000	Egypt Government International Bond, 8.875%, 5/29/50 (144A)	2,152,324
		Total Egypt	$23,340,197
		Ghana - 0.4%
	4,780,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$4,708,300
	Principal Amount USD ($)		Value
		Ghana - (continued)
GHS	73,100,000	Republic of Ghana Government Bonds, 20.75%, 1/16/23	$13,143,152
		Total Ghana	$17,851,452
		Indonesia - 0.3%
IDR	219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$15,131,887
		Total Indonesia	$15,131,887
		Ivory Coast - 0.4%
EUR	8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$10,608,705
EUR	3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	4,163,953
	2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,636,600
		Total Ivory Coast	$17,409,258
		Mexico - 0.7%
MXN	620,140,000	Mexican Bonos, 8.5%, 5/31/29	$34,231,896
		Total Mexico	$34,231,896
		Oman - 0.1%
	3,550,000	Oman Government International Bond, 6.25%, 1/25/31 (144A)	$3,810,322
	1,910,000	Oman Government International Bond, 6.75%, 10/28/27 (144A)	2,139,200
		Total Oman	$5,949,522
		Philippines - 0.1%
EUR	2,650,000	Philippine Government International Bond, 0.7%, 2/3/29	$3,118,955
		Total Philippines	$3,118,955
		Trinidad - 0.1%
	4,440,000	Trinidad & Tobago Government International Bond, 4.5%, 6/26/30 (144A)	$4,624,704
		Total Trinidad	$4,624,704
		Ukraine - 0.3%
EUR	4,490,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$4,961,913
	9,575,000	Ukraine Government International Bond, 7.375%, 9/25/32 (144A)	10,062,636
		Total Ukraine	$15,024,549
		Uzbekistan - 0.1%
UZS	33,340,000,000	Republic of Uzbekistan Bond, 14.5%, 11/25/23 (144A)	$3,158,665
		Total Uzbekistan	$3,158,665
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $172,733,307)	$173,461,375
		INSURANCE-LINKED SECURITIES - 2.9% of Net Assets#
		Event Linked Bonds - 0.7%
		Earthquakes - California - 0.1%
	1,800,000(c)	Ursa Re, 5.791% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	$1,845,000
	3,000,000(c)	Ursa Re II, 3.791% (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	3,111,300
			$4,956,300
		Earthquakes - Mexico - 0.0%†
	250,000(c)	International Bank for Reconstruction & Development, 3.539% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$253,600
		Health - U.S. - 0.0%†
	1,500,000(c)	Vitality Re X, 1.791% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$1,470,780
		Inland Flood - U.S. - 0.1%
	1,000,000(c)	FloodSmart Re, 13.041% (3 Month U.S. Treasury Bill + 1,300 bps), 3/1/24 (144A)	$992,000
	750,000(c)	FloodSmart Re, 15.121% (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	743,475
			$1,735,475
		Multiperil - Europe - 0.1%
EUR	1,500,000+(c)	Lion II Re, DAC, 3.57% (3 Month EURIBOR + 357 bps), 7/15/21 (144A)	$1,776,975
		Multiperil - Florida - 0.0%†
	250,000(c)	Sanders Re II, 5.541% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$252,325
		Multiperil - U.S. - 0.2%
	900,000(c)	Easton Re Pte, 4.041% (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	$904,590
	1,500,000(c)	Four Lakes Re, 7.041% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	1,499,400
	1,500,000(c)	Four Lakes Re, 9.541% (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	1,494,900
	500,000(c)	Herbie Re, 9.041% (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	523,950
	1,500,000(c)	Residential Reinsurance 2020, 6.551% (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	1,519,500
	1,250,000(c)	Residential Reinsurance 2020 Ltd., 8.281% (3 Month U.S. Treasury Bill + 824 bps), 12/6/24 (144A)	1,245,000
	250,000(c)	Sanders Re, 2.93% (6 Month USD LIBOR + 293 bps), 12/6/21 (144A)	248,125
	750,000(c)	Sussex Capital UK Pcc, Ltd., 7.791% (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	767,325
			$8,202,790
		Multiperil - U.S. & Canada - 0.0%†
	1,000,000(c)	Hypatia, Ltd., 9.791% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	$1,048,000
	500,000(c)	Mona Lisa Re, 8.041% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	502,550
			$1,550,550
		Multiperil - U.S. Regional - 0.1%
	2,600,000(c)	Longpoint Re III, 2.791% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$2,609,880
		Multiperil - Worldwide - 0.0%†
	500,000(c)	Northshore Re II, 5.791% (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$513,750
		Pandemic - U.S. - 0.0%†
	500,000(c)	Vitality Re XI, 1.841% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$487,500
		Windstorm - U.S. - 0.0%†
	750,000(c)	Bonanza Re, 4.791% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$753,900
	Principal Amount USD ($)		Value
		Windstorm - U.S. Regional - 0.1%
	1,250,000	Matterhorn Re, 12/7/21 (144A)	$1,167,625
	1,500,000(c)	Matterhorn Re, 4.341% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	1,504,500
	2,000,000(c)	Matterhorn Re, 5.591% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	2,001,200
	250,000(c)	Matterhorn Re, 7.041% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	252,625
	1,250,000(c)	Matterhorn Re, 10.041% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	1,264,250
			$6,190,200
		Total Event Linked Bonds	$30,754,025
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.5%
		Multiperil – Massachusetts - 0.1%
	2,600,000+(a)(i)	Denning Re, 7/31/24	$2,621,500
		Multiperil - U.S. - 0.3%
	6,000,000+(a)(i)	Ballybunion Re, 2/28/22	$6,270,334
	2,831,231+(i)	Ballybunion Re 2020-3, 7/31/24	2,927,615
	600,000+(i)	Dingle Re 2019, 2/1/22	12,315
	550,000+(a)(i)	Dingle Re 2020, 12/31/21	568,971
	1,150,000+(a)(i)	Port Royal Re 2019, 5/31/22	1,183,465
	500,000+(i)	Port Royal Re 2021, 5/31/25	479,048
			$11,441,748
		Multiperil - U.S. Regional - 0.0%†
	2,000,000+(a)(i)	Ailsa Re 2019, 6/30/22	$2,138,446
		Multiperil - Worldwide - 0.1%
	140,000+(i)	Limestone Re, 3/1/23 (144A)	$83,132
	480,000+(a)	Limestone Re, 3/1/24 (144A)	111,936
	12,000+(i)	Limestone Re 2016-1, 8/31/21	675
	86,000+(i)	Limestone Re 2016-1, 8/31/21	4,837
	20,000+(i)	Limestone Re 2019-B, 9/9/22 (144A)	–
	1,020,000+(a)(i)	Limestone Re 2020-1, 3/1/24 (144A)	237,864
	1,110,000+(a)(i)	Limestone Re 2020-2, 10/1/24	1,212,675
	250,000+(i)	Merion Re 2021-1, 0.0%, 12/31/24	229,191
	600,000+(a)(i)	Old Head Re 2021, 12/31/24	528,676
	500,000+(i)	Pine Valley Re 2021, 12/31/24	482,420
	4,500,000+(a)(i)	Resilience Re, 10/6/21	–
	850,864+(a)(i)	Seminole Re 2018, 1/15/22	21,023
	608,616+(a)(i)	Walton Health Re 2018, 6/15/22	191,181
	300,000+(a)(i)	Walton Health Re 2019, 6/30/22	252,102
			$3,355,712
		Windstorm - Florida - 0.0%†
	2,250,000+(i)	Cedar Re 2020, 6/30/24	$67,531
	1,750,000+(a)(i)	Formby Re 2018, 2/28/22	243,589
	2,200,000+(a)(i)	Portrush Re 2017, 6/15/22	1,403,820
			$1,714,940
		Windstorm - U.S. Multistate - 0.0%†
	1,500,000+(i)	White Heron Re 2021, 6/30/25	$1,446,946
		Windstorm - U.S. Regional - 0.0%†
	1,250,000+(a)(i)	Oakmont Re 2017, 4/30/22	$36,750
	2,000,000+(a)(i)	Oakmont Re 2020, 4/30/24	1,615,079
			$1,651,829
		Total Collateralized Reinsurance	$24,371,121
		Reinsurance Sidecars - 1.7%
		Multiperil - U.S. - 0.1%
	10,188,000+(a)(i)	Carnoustie Re 2017, 11/30/21	$1,342,778
	1,750,000+(a)(i)	Carnoustie Re 2020, 12/31/23	237,300
	1,390,289+(a)(i)	Carnoustie Re 2021, 12/31/24	1,437,936
	2,800,000+(a)(i)	Castle Stuart Re 2018, 12/1/21	24,360
	3,000,000+(a)(j)	Harambee Re 2018, 12/31/21	8,400
	5,000,000+(j)	Harambee Re 2019, 12/31/22	25,500
	3,000,000+(a)(j)	Harambee Re 2020, 12/31/23	192,600
	692,491+(i)	Sector Re V, 3/1/26 (144A)	698,430
			$3,967,304
		Multiperil - Worldwide - 1.6%
	2,201+(i)	Alturas Re 2019-1, 3/10/23 (144A)	$5,994
	33,410+(j)	Alturas Re 2019-2, 3/10/22	45,875
	357,085+(a)(i)	Alturas Re 2020-1B, 3/10/23 (144A)	144,548
	360,465+(j)	Alturas Re 2020-2, 3/10/23	433,279
	250,000+(a)(j)	Alturas Re 2020-3, 9/30/24	253,075
	2,639,535+(a)(j)	Alturas Re 2021-2, 12/31/24	2,641,119
	4,000,000+(a)(i)	Bantry Re 2016, 3/31/22	322,400
	3,000,000+(a)(i)	Bantry Re 2017, 3/31/22	175,323
	2,500,000+(a)(i)	Bantry Re 2018, 12/31/21	28,500
	4,000,000+(a)(i)	Bantry Re 2019, 12/31/22	135,855
	3,821,406+(a)(i)	Bantry Re 2020, 12/31/23	558,690
	3,932,000+(a)(i)	Bantry Re 2021, 12/31/24	4,198,353
	13,924,181+(a)(i)	Berwick Re 2018-1, 12/31/21	1,337,865
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	9,947,951+(a)(i)	Berwick Re 2019-1, 12/31/22	$1,188,780
	2,000,000+(i)	Berwick Re 2020-1, 12/31/23	200
	3,000,000+(a)(i)	Berwick Re 2021-1, 12/31/24	3,241,289
	155,000+(i)	Eden Re II, 3/22/22 (144A)	40,086
	232,500+(i)	Eden Re II, 3/22/22 (144A)	64,185
	73,625+(i)	Eden Re II, 3/22/23 (144A)	387,987
	700,000+(a)(i)	Eden Re II, 3/22/24 (144A)	759,430
	6,300,000+(a)(i)	Eden Re II, 3/21/25 (144A)	6,162,030
	1,500,000+(a)(i)	Gleneagles Re 2018, 12/31/21	177,450
	1,156,688+(a)(i)	Gleneagles Re 2019, 12/31/22	25,849
	1,270,798+(a)(i)	Gleneagles Re 2020, 12/31/23	180,199
	1,250,000+(a)(i)	Gleneagles Re 2021, 12/31/24	1,310,177
	2,737,878+(a)(i)	Gullane Re 2018, 12/31/21	466,706
	5,000,000+(a)(i)	Gullane Re 2021, 12/31/24	5,328,581
	7,000+(i)	Limestone Re 2018, 3/1/22	1
	500,000+(j)	Lion Rock Re 2019, 1/31/22	2,650
	500,000+(a)(j)	Lion Rock Re 2021, 12/31/24	564,500
	6,000,000+(a)(j)	Lorenz Re 2018, 7/1/22	30,600
	2,545,246+(a)(j)	Lorenz Re 2019, 6/30/22	279,214
	1,282,713+(a)(j)	Lorenz Re 2020, 6/30/23	1,291,820
	1,717,287+(a)(j)	Lorenz Re 2020, 6/30/23	1,729,480
	8,500,000+(a)(i)	Merion Re 2018-2, 12/31/21	1,406,750
	9,000,000+(a)(i)	Merion Re 2021-2, 12/31/24	9,336,488
	6,150,000+(i)	Pangaea Re 2016-2, 11/30/21	10,967
	4,750,000+(a)(i)	Pangaea Re 2018-1, 12/31/21	100,009
	7,100,000+(a)(i)	Pangaea Re 2018-3, 7/1/22	147,278
	3,891,425+(a)(i)	Pangaea Re 2019-1, 2/1/23	81,087
	5,220,725+(a)(i)	Pangaea Re 2019-3, 7/1/23	187,794
	3,850,570+(i)	Pangaea Re 2020-1, 2/1/24	81,717
	4,500,000+(a)(i)	Pangaea Re 2020-1, 12/31/24	4,690,624
	3,500,000+(a)(i)	Pangaea Re 2020-3, 7/1/24	3,849,774
	1,000,000+(a)(i)	Phoenix One Re, 1/4/27	1,017,300
	1,800,000+(a)(i)	Sector Re V, 12/1/23 (144A)	377,176
	540,031+(a)(i)	Sector Re V, 12/1/23 (144A)	127,915
	360,000+(a)(i)	Sector Re V, 3/1/24 (144A)	222,748
	3,608+(i)	Sector Re V, 3/1/24 (144A)	61,968
	150,000+(a)(i)	Sector Re V, 12/1/24 (144A)	405,756
	155,997+(a)(i)	Sector Re V, 12/1/24 (144A)	421,978
	575+(a)(i)	Sector Re V, 3/1/25 (144A)	118,144
	756+(a)(i)	Sector Re V, 3/1/25 (144A)	155,333
	6,578+(a)(i)	Sector Re V, 3/1/25 (144A)	165,160
	2,753,972+(a)(i)	Sector Re V, 12/1/25 (144A)	2,815,725
	2,253,960+(i)	Sector Re V, 3/1/26 (144A)	2,291,458
	2,606,976+(a)(i)	St. Andrews Re 2017-4, 6/1/22	256,526
	3,609,700+(i)	Sussex Re 2020-1, 12/31/22	181,568
	1,000,000+(a)(i)	Sussex Re 2021-1, 2/31/24	997,000
	1,000,000+(a)(j)	Thopas Re 2018, 12/31/21	5,000
	3,000,000+(a)(j)	Thopas Re 2019, 12/31/22	135,300
	4,000,000+(j)	Thopas Re 2020, 12/31/23	34,400
	5,000,000+(a)(j)	Thopas Re 2021, 12/31/24	5,166,500
	3,000,000+(a)(i)	Versutus Re 2018, 12/31/21	–
	2,647,642+(i)	Versutus Re 2019-A, 12/31/21	67,780
	852,358+(i)	Versutus Re 2019-B, 12/31/21	20,798
	1,250,000+(a)(j)	Viribus Re 2018, 12/31/21	–
	3,650,000+(a)(j)	Viribus Re 2019, 12/31/22	152,205
	4,139,570+(a)(j)	Viribus Re 2020, 12/31/23	30,633
	3,717,666+(a)(j)	Viribus Re 2021, 12/31/24	3,743,318
	1,826,168+(a)(i)	Woburn Re 2018, 12/31/21	134,041
	3,539,362+(a)(i)	Woburn Re 2019, 12/31/22	1,046,589
			$73,556,897
		Total Reinsurance Sidecars	$77,524,201
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $132,641,786)	$132,649,347
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.9% of Net Assets*(c)
		Aerospace & Defense - 0.1%
	3,036,667	Grupo Aeroméxico, SAB de C.V., DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	$3,059,442
		Total Aerospace & Defense	$3,059,442
		Airlines - 0.0%†
	692,238	Grupo Aeroméxico, SAB de C.V., DIP Tranche 2 Term Loan, 15.5% (LIBOR + 1,450 bps), 12/31/21	$710,409
		Total Airlines	$710,409
	Principal Amount USD ($)		Value
		Automobile - 0.1%
	2,524,367	Navistar, Inc., Tranche B Term Loan, 3.6% (LIBOR + 350 bps), 11/6/24	$2,528,575
		Total Automobile	$2,528,575
		Buildings & Real Estate - 0.0%†
	1,965,295	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	$1,968,805
		Total Buildings & Real Estate	$1,968,805
		Computers & Electronics - 0.0%†
	1,377,142	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.368% (LIBOR + 425 bps), 6/26/25	$1,363,370
		Total Computers & Electronics	$1,363,370
		Diversified & Conglomerate Manufacturing - 0.0%†
	1,275,550	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	$1,267,578
		Total Diversified & Conglomerate Manufacturing	$1,267,578
		Electronics - 0.2%
	7,741,576	Scientific Games International, Inc., Initial Term B-5 Loan, 2.854% (LIBOR + 275 bps), 8/14/24	$7,695,606
		Total Electronics	$7,695,606
		Entertainment & Leisure - 0.1%
	3,780,863	Sabre GLBL, Inc., 2018 Other Term B Loan, 2.104% (LIBOR + 200 bps), 2/22/24	$3,728,876
		Total Entertainment & Leisure	$3,728,876
		Finance - 0.2%
	11,320,000	Bank of Industry, Ltd., 6.119% (LIBOR + 600 bps), 12/11/23	$11,283,776
		Total Finance	$11,283,776
		Healthcare, Education & Childcare - 0.1%
	3,036,175	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$3,024,790
	444,554	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	438,626
		Total Healthcare, Education & Childcare	$3,463,416
		Leisure & Entertainment - 0.1%
	2,711,800	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$2,599,939
		Total Leisure & Entertainment	$2,599,939
		Retail - 0.0%†
	1,372,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.676% (LIBOR + 450 bps), 9/12/24	$1,354,850
		Total Retail	$1,354,850
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $40,975,157)	$41,024,642
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.2% of Net Assets
	30,000,000	Fannie Mae, 1.5%, 7/1/36 (TBA)	$30,337,770
	20,000,000	Fannie Mae, 2.0%, 7/1/36 (TBA)	20,635,336
	1,000,000	Fannie Mae, 2.0%, 8/1/36 (TBA)	1,030,439
	16,000,000	Fannie Mae, 2.0%, 7/1/51 (TBA)	16,176,875
	17,000,000	Fannie Mae, 2.0%, 8/1/51 (TBA)	17,154,063
	106,000,000	Fannie Mae, 2.5%, 7/1/51 (TBA)	109,705,860
	24,000,000	Fannie Mae, 2.5%, 8/1/51 (TBA)	24,791,250
	112,918	Fannie Mae, 3.0%, 10/1/39	118,088
	646,333	Fannie Mae, 3.0%, 7/1/45	678,844
	88,671	Fannie Mae, 3.0%, 5/1/46	94,374
	94,098	Fannie Mae, 3.0%, 10/1/46	99,844
	172,009	Fannie Mae, 3.0%, 11/1/46	180,267
	254,078	Fannie Mae, 3.0%, 11/1/46	267,936
	55,191	Fannie Mae, 3.0%, 1/1/47	58,629
	54,556	Fannie Mae, 3.0%, 3/1/47	58,230
	454,151	Fannie Mae, 3.0%, 3/1/47	475,930
	2,523,850	Fannie Mae, 3.0%, 5/1/48	2,693,431
	316,914	Fannie Mae, 3.0%, 7/1/49	338,135
	2,437,739	Fannie Mae, 3.0%, 8/1/49	2,545,194
	542,879	Fannie Mae, 3.0%, 9/1/49	567,343
	1,690,819	Fannie Mae, 3.0%, 9/1/49	1,767,857
	3,879,785	Fannie Mae, 3.0%, 9/1/49	4,065,998
	329,647	Fannie Mae, 3.0%, 10/1/49	344,336
	144,814	Fannie Mae, 3.0%, 1/1/50	151,152
	63,157	Fannie Mae, 3.0%, 3/1/50	66,003
	998,932	Fannie Mae, 3.0%, 6/1/50	1,042,138
	42,000,000	Fannie Mae, 3.0%, 7/1/51 (TBA)	43,789,922
	24,000,000	Fannie Mae, 3.0%, 8/1/51 (TBA)	25,006,875
	2,096,027	Fannie Mae, 3.5%, 7/1/42	2,258,981
	4,181,064	Fannie Mae, 3.5%, 6/1/45	4,498,082
	1,363,152	Fannie Mae, 3.5%, 9/1/45	1,485,621
	6,147,490	Fannie Mae, 3.5%, 9/1/45	6,666,822
	1,024,496	Fannie Mae, 3.5%, 6/1/46	1,112,399
	758,293	Fannie Mae, 3.5%, 9/1/46	828,386
	385,353	Fannie Mae, 3.5%, 10/1/46	415,059
	207,667	Fannie Mae, 3.5%, 7/1/47	223,257
	61,000,000	Fannie Mae, 3.5%, 7/1/51 (TBA)	64,222,754
	8,000,000	Fannie Mae, 3.5%, 8/1/51 (TBA)	8,427,656
	1,018,493	Fannie Mae, 3.5%, 4/1/50	1,072,707
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	4,168	Fannie Mae, 4.0%, 12/1/23	$4,431
	5,111	Fannie Mae, 4.0%, 12/1/30	5,494
	393,915	Fannie Mae, 4.0%, 9/1/37	429,600
	5,264,428	Fannie Mae, 4.0%, 10/1/40	5,870,439
	2,202,089	Fannie Mae, 4.0%, 12/1/40	2,455,576
	3,421	Fannie Mae, 4.0%, 11/1/41	3,726
	753,755	Fannie Mae, 4.0%, 11/1/41	824,991
	28,414	Fannie Mae, 4.0%, 12/1/41	30,990
	1,056,913	Fannie Mae, 4.0%, 12/1/41	1,162,153
	5,834,010	Fannie Mae, 4.0%, 12/1/41	6,416,368
	652,435	Fannie Mae, 4.0%, 1/1/42	710,673
	2,029,505	Fannie Mae, 4.0%, 1/1/42	2,221,633
	742,803	Fannie Mae, 4.0%, 2/1/42	813,034
	1,404,179	Fannie Mae, 4.0%, 2/1/42	1,529,764
	1,306,475	Fannie Mae, 4.0%, 4/1/42	1,436,555
	2,072,782	Fannie Mae, 4.0%, 4/1/42	2,265,497
	142,185	Fannie Mae, 4.0%, 5/1/42	156,367
	2,049,993	Fannie Mae, 4.0%, 5/1/42	2,233,524
	142,893	Fannie Mae, 4.0%, 6/1/42	154,594
	77,880	Fannie Mae, 4.0%, 7/1/42	85,666
	3,700,772	Fannie Mae, 4.0%, 8/1/42	4,061,343
	131,563	Fannie Mae, 4.0%, 10/1/42	145,342
	158,438	Fannie Mae, 4.0%, 11/1/42	168,733
	1,218,760	Fannie Mae, 4.0%, 8/1/43	1,331,966
	772,528	Fannie Mae, 4.0%, 11/1/43	860,066
	956,075	Fannie Mae, 4.0%, 2/1/44	1,055,984
	52,647	Fannie Mae, 4.0%, 6/1/44	56,090
	227,713	Fannie Mae, 4.0%, 10/1/44	243,277
	33,880	Fannie Mae, 4.0%, 6/1/45	36,397
	147,268	Fannie Mae, 4.0%, 7/1/45	161,953
	2,192,587	Fannie Mae, 4.0%, 4/1/47	2,380,764
	2,839,664	Fannie Mae, 4.0%, 4/1/47	3,069,683
	246,958	Fannie Mae, 4.0%, 6/1/47	266,138
	742,481	Fannie Mae, 4.0%, 6/1/47	802,674
	1,555,324	Fannie Mae, 4.0%, 7/1/47	1,684,950
	95,411	Fannie Mae, 4.0%, 6/1/49	103,949
	3,000,000	Fannie Mae, 4.0%, 7/1/51 (TBA)	3,195,352
	1,810,907	Fannie Mae, 4.5%, 11/1/40	2,014,048
	4,849,123	Fannie Mae, 4.5%, 12/1/40	5,388,863
	229,029	Fannie Mae, 4.5%, 3/1/41	252,968
	4,824	Fannie Mae, 4.5%, 4/1/41	5,327
	2,432,835	Fannie Mae, 4.5%, 5/1/41	2,716,018
	1,090,958	Fannie Mae, 4.5%, 7/1/41	1,217,952
	4,010,798	Fannie Mae, 4.5%, 8/1/41	4,428,214
	302,072	Fannie Mae, 4.5%, 9/1/41	337,129
	1,382,565	Fannie Mae, 4.5%, 9/1/43	1,527,765
	495,897	Fannie Mae, 4.5%, 1/1/47	544,178
	76,000,000	Fannie Mae, 4.5%, 7/1/51 (TBA)	81,815,781
	18,000,000	Fannie Mae, 4.5%, 8/1/51 (TBA)	19,394,297
	6,660	Fannie Mae, 5.0%, 2/1/22	6,931
	511	Fannie Mae, 5.0%, 4/1/22	532
	1,879	Fannie Mae, 5.0%, 6/1/22	1,955
	2,704	Fannie Mae, 5.0%, 6/1/22	2,814
	1,363,889	Fannie Mae, 5.0%, 6/1/35	1,562,727
	370,042	Fannie Mae, 5.0%, 7/1/35	424,246
	899,855	Fannie Mae, 5.0%, 7/1/35	1,031,906
	383,749	Fannie Mae, 5.0%, 8/1/35	434,260
	150,904	Fannie Mae, 5.0%, 5/1/38	173,175
	486,187	Fannie Mae, 5.0%, 1/1/39	549,684
	126,543	Fannie Mae, 5.0%, 7/1/39	145,000
	301,505	Fannie Mae, 5.0%, 7/1/39	345,723
	305,004	Fannie Mae, 5.0%, 7/1/39	349,234
	109,912	Fannie Mae, 5.0%, 6/1/40	126,066
	812,417	Fannie Mae, 5.0%, 6/1/40	932,382
	574,050	Fannie Mae, 5.0%, 7/1/40	641,857
	258,692	Fannie Mae, 5.0%, 10/1/40	296,672
	143,418	Fannie Mae, 5.0%, 5/1/41	162,275
	147,686	Fannie Mae, 5.0%, 7/1/41	169,058
	130,271	Fannie Mae, 5.0%, 12/1/41	143,341
	3,261,111	Fannie Mae, 5.0%, 9/1/43	3,633,953
	10,657,408	Fannie Mae, 5.0%, 11/1/44	12,214,131
	5,721	Fannie Mae, 5.5%, 5/1/33	6,391
	4,843	Fannie Mae, 5.5%, 6/1/33	5,491
	20,592	Fannie Mae, 5.5%, 7/1/33	23,754
	39,287	Fannie Mae, 5.5%, 4/1/34	44,986
	6,423	Fannie Mae, 5.5%, 10/1/35	7,416
	56,956	Fannie Mae, 5.5%, 12/1/35	66,003
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	35,834	Fannie Mae, 5.5%, 3/1/36	$41,055
	41,274	Fannie Mae, 5.5%, 4/1/36	46,013
	560	Fannie Mae, 6.0%, 3/1/32	663
	935	Fannie Mae, 6.0%, 10/1/32	1,110
	3,242	Fannie Mae, 6.0%, 11/1/32	3,641
	24,650	Fannie Mae, 6.0%, 12/1/32	27,946
	4,607	Fannie Mae, 6.0%, 1/1/33	5,469
	2,376	Fannie Mae, 6.0%, 3/1/33	2,821
	10,523	Fannie Mae, 6.0%, 5/1/33	11,814
	34,080	Fannie Mae, 6.0%, 12/1/33	40,468
	29,703	Fannie Mae, 6.0%, 1/1/34	35,269
	130,973	Fannie Mae, 6.0%, 6/1/37	154,483
	52,980	Fannie Mae, 6.0%, 12/1/37	62,825
	84,309	Fannie Mae, 6.0%, 4/1/38	99,924
	44,237	Fannie Mae, 6.0%, 7/1/38	50,010
	112	Fannie Mae, 6.5%, 4/1/29	126
	422	Fannie Mae, 6.5%, 5/1/31	473
	154	Fannie Mae, 6.5%, 6/1/31	172
	313	Fannie Mae, 6.5%, 2/1/32	359
	1,749	Fannie Mae, 6.5%, 3/1/32	1,959
	919	Fannie Mae, 6.5%, 8/1/32	1,043
	10,409	Fannie Mae, 6.5%, 10/1/32	11,664
	330	Fannie Mae, 7.0%, 5/1/28	371
	185	Fannie Mae, 7.0%, 2/1/29	212
	271	Fannie Mae, 7.0%, 7/1/31	278
	310	Fannie Mae, 7.5%, 1/1/28	333
	583,851	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	623,489
	2,433,337	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	2,617,689
	683,182	Federal Home Loan Mortgage Corp., 3.0%, 4/1/47	729,321
	136,773	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	146,043
	2,652,025	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	2,890,410
	1,412,840	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	1,537,260
	1,881,537	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,047,002
	203,722	Federal Home Loan Mortgage Corp., 4.0%, 5/1/49	216,980
	142,146	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	156,875
	433,932	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	479,490
	273,497	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	304,364
	6,533	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	7,040
	168,249	Federal Home Loan Mortgage Corp., 4.5%, 10/1/43	186,033
	683,926	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	761,683
	8,491	Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	9,362
	25,576	Federal Home Loan Mortgage Corp., 4.5%, 5/1/44	28,207
	502	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	522
	18,678	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	19,460
	10,688	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	12,269
	16,101	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	18,482
	68,521	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	78,506
	50,883	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	58,037
	112,183	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	128,679
	163,359	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	187,395
	5,716	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	6,557
	809	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	929
	2,560,513	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	2,927,305
	1,357	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	1,558
	1,183,774	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	1,375,724
	18,740	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	21,037
	2,253	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	2,529
	12,133	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	13,623
	27,149	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	32,252
	51,049	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	57,326
	25,831	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	29,616
	2,316	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	2,682
	62,543	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	74,191
	1,813	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,033
	15,000,000	Federal National Mortgage Association, 4.0%, 7/1/51 (TBA)	15,989,648
	402,980	Freddie Mac Pool, 3.0%, 12/1/37	420,149
	6,500,000	Government National Mortgage Association, 2.0%, 7/1/51 (TBA)	6,625,430
	35,000,000	Government National Mortgage Association, 2.5%, 7/1/51 (TBA)	36,229,102
	10,000,000	Government National Mortgage Association, 2.5%, 8/1/51 (TBA)	10,332,813
	17,000,000	Government National Mortgage Association, 3.0%, 7/1/51 (TBA)	17,729,141
	614,763	Government National Mortgage Association I, 3.5%, 10/15/42	655,730
	3,040	Government National Mortgage Association I, 4.0%, 3/15/39	3,315
	4,354	Government National Mortgage Association I, 4.0%, 4/15/39	4,784
	4,484	Government National Mortgage Association I, 4.0%, 4/15/39	4,888
	6,871	Government National Mortgage Association I, 4.0%, 7/15/39	7,534
	5,300	Government National Mortgage Association I, 4.0%, 1/15/40	5,806
	84,589	Government National Mortgage Association I, 4.0%, 4/15/40	92,266
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	161,072	Government National Mortgage Association I, 4.0%, 7/15/40	$176,875
	53,695	Government National Mortgage Association I, 4.0%, 8/15/40	58,964
	108,065	Government National Mortgage Association I, 4.0%, 8/15/40	119,885
	27,169	Government National Mortgage Association I, 4.0%, 9/15/40	30,139
	5,766	Government National Mortgage Association I, 4.0%, 10/15/40	6,365
	11,001	Government National Mortgage Association I, 4.0%, 10/15/40	12,175
	32,749	Government National Mortgage Association I, 4.0%, 10/15/40	36,278
	3,579	Government National Mortgage Association I, 4.0%, 11/15/40	3,923
	31,681	Government National Mortgage Association I, 4.0%, 11/15/40	34,394
	115,855	Government National Mortgage Association I, 4.0%, 11/15/40	128,304
	137,050	Government National Mortgage Association I, 4.0%, 11/15/40	150,498
	4,134	Government National Mortgage Association I, 4.0%, 12/15/40	4,587
	4,724	Government National Mortgage Association I, 4.0%, 12/15/40	5,240
	96,460	Government National Mortgage Association I, 4.0%, 12/15/40	103,468
	475,497	Government National Mortgage Association I, 4.0%, 12/15/40	525,459
	4,204	Government National Mortgage Association I, 4.0%, 1/15/41	4,666
	21,082	Government National Mortgage Association I, 4.0%, 1/15/41	23,268
	32,382	Government National Mortgage Association I, 4.0%, 1/15/41	34,930
	8,868	Government National Mortgage Association I, 4.0%, 2/15/41	9,722
	419,676	Government National Mortgage Association I, 4.0%, 2/15/41	465,554
	37,471	Government National Mortgage Association I, 4.0%, 3/15/41	41,498
	7,244	Government National Mortgage Association I, 4.0%, 4/15/41	8,041
	4,892	Government National Mortgage Association I, 4.0%, 5/15/41	5,252
	32,531	Government National Mortgage Association I, 4.0%, 5/15/41	35,864
	792	Government National Mortgage Association I, 4.0%, 6/15/41	850
	3,027	Government National Mortgage Association I, 4.0%, 6/15/41	3,251
	1,033,178	Government National Mortgage Association I, 4.0%, 6/15/41	1,146,853
	3,176	Government National Mortgage Association I, 4.0%, 7/15/41	3,407
	7,125	Government National Mortgage Association I, 4.0%, 7/15/41	7,765
	20,182	Government National Mortgage Association I, 4.0%, 7/15/41	22,162
	48,202	Government National Mortgage Association I, 4.0%, 7/15/41	52,842
	87,992	Government National Mortgage Association I, 4.0%, 7/15/41	97,448
	113,973	Government National Mortgage Association I, 4.0%, 7/15/41	126,495
	5,147	Government National Mortgage Association I, 4.0%, 8/15/41	5,652
	8,874	Government National Mortgage Association I, 4.0%, 8/15/41	9,550
	45,375	Government National Mortgage Association I, 4.0%, 8/15/41	50,375
	3,261	Government National Mortgage Association I, 4.0%, 9/15/41	3,516
	3,741	Government National Mortgage Association I, 4.0%, 9/15/41	4,144
	6,143	Government National Mortgage Association I, 4.0%, 9/15/41	6,652
	6,352	Government National Mortgage Association I, 4.0%, 9/15/41	7,046
	18,347	Government National Mortgage Association I, 4.0%, 9/15/41	20,319
	33,958	Government National Mortgage Association I, 4.0%, 9/15/41	37,578
	161,729	Government National Mortgage Association I, 4.0%, 9/15/41	179,436
	281,960	Government National Mortgage Association I, 4.0%, 9/15/41	309,629
	2,081	Government National Mortgage Association I, 4.0%, 10/15/41	2,297
	4,559	Government National Mortgage Association I, 4.0%, 10/15/41	4,910
	5,749	Government National Mortgage Association I, 4.0%, 10/15/41	6,313
	6,035	Government National Mortgage Association I, 4.0%, 10/15/41	6,476
	10,892	Government National Mortgage Association I, 4.0%, 10/15/41	11,683
	5,173	Government National Mortgage Association I, 4.0%, 11/15/41	5,741
	9,825	Government National Mortgage Association I, 4.0%, 11/15/41	10,771
	89,295	Government National Mortgage Association I, 4.0%, 11/15/41	96,410
	6,115	Government National Mortgage Association I, 4.0%, 12/15/41	6,788
	7,946	Government National Mortgage Association I, 4.0%, 12/15/41	8,815
	12,701	Government National Mortgage Association I, 4.0%, 12/15/41	13,596
	16,970	Government National Mortgage Association I, 4.0%, 1/15/42	18,200
	569,170	Government National Mortgage Association I, 4.0%, 1/15/42	625,541
	2,021	Government National Mortgage Association I, 4.0%, 2/15/42	2,169
	3,790	Government National Mortgage Association I, 4.0%, 2/15/42	4,207
	7,664	Government National Mortgage Association I, 4.0%, 2/15/42	8,502
	27,729	Government National Mortgage Association I, 4.0%, 2/15/42	29,860
	94,324	Government National Mortgage Association I, 4.0%, 2/15/42	104,575
	956,120	Government National Mortgage Association I, 4.0%, 5/15/42	1,061,251
	39,925	Government National Mortgage Association I, 4.0%, 6/15/42	44,089
	52,060	Government National Mortgage Association I, 4.0%, 6/15/42	57,073
	58,651	Government National Mortgage Association I, 4.0%, 6/15/42	63,419
	7,927	Government National Mortgage Association I, 4.0%, 10/15/42	8,787
	4,535	Government National Mortgage Association I, 4.0%, 11/15/42	4,864
	607,369	Government National Mortgage Association I, 4.0%, 4/15/43	665,862
	3,304	Government National Mortgage Association I, 4.0%, 5/15/43	3,628
	9,344	Government National Mortgage Association I, 4.0%, 5/15/43	10,017
	120,266	Government National Mortgage Association I, 4.0%, 5/15/43	130,203
	24,369	Government National Mortgage Association I, 4.0%, 6/15/43	26,125
	205,882	Government National Mortgage Association I, 4.0%, 8/15/43	225,709
	5,339	Government National Mortgage Association I, 4.0%, 9/15/43	5,854
	68,650	Government National Mortgage Association I, 4.0%, 9/15/43	74,201
	1,992	Government National Mortgage Association I, 4.0%, 10/15/43	2,141
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	10,091	Government National Mortgage Association I, 4.0%, 11/15/43	$10,935
	47,405	Government National Mortgage Association I, 4.0%, 2/15/44	50,834
	39,725	Government National Mortgage Association I, 4.0%, 3/15/44	43,806
	53,059	Government National Mortgage Association I, 4.0%, 3/15/44	58,604
	64,442	Government National Mortgage Association I, 4.0%, 3/15/44	69,142
	85,939	Government National Mortgage Association I, 4.0%, 3/15/44	95,340
	255,945	Government National Mortgage Association I, 4.0%, 3/15/44	279,054
	801,777	Government National Mortgage Association I, 4.0%, 3/15/44	884,982
	1,663,061	Government National Mortgage Association I, 4.0%, 3/15/44	1,826,344
	3,755	Government National Mortgage Association I, 4.0%, 4/15/44	4,116
	57,234	Government National Mortgage Association I, 4.0%, 4/15/44	61,904
	300,899	Government National Mortgage Association I, 4.0%, 4/15/44	330,443
	525,009	Government National Mortgage Association I, 4.0%, 4/15/44	576,554
	97,078	Government National Mortgage Association I, 4.0%, 5/15/44	104,967
	36,358	Government National Mortgage Association I, 4.0%, 8/15/44	38,989
	40,745	Government National Mortgage Association I, 4.0%, 8/15/44	43,869
	115,606	Government National Mortgage Association I, 4.0%, 8/15/44	126,742
	539,829	Government National Mortgage Association I, 4.0%, 8/15/44	598,877
	566,983	Government National Mortgage Association I, 4.0%, 8/15/44	627,206
	4,334	Government National Mortgage Association I, 4.0%, 9/15/44	4,760
	56,367	Government National Mortgage Association I, 4.0%, 9/15/44	61,094
	89,674	Government National Mortgage Association I, 4.0%, 9/15/44	96,962
	106,967	Government National Mortgage Association I, 4.0%, 9/15/44	118,717
	118,186	Government National Mortgage Association I, 4.0%, 9/15/44	126,928
	123,794	Government National Mortgage Association I, 4.0%, 9/15/44	133,854
	124,895	Government National Mortgage Association I, 4.0%, 9/15/44	135,044
	457,337	Government National Mortgage Association I, 4.0%, 9/15/44	505,003
	507,993	Government National Mortgage Association I, 4.0%, 9/15/44	552,235
	535,171	Government National Mortgage Association I, 4.0%, 9/15/44	581,147
	791,068	Government National Mortgage Association I, 4.0%, 9/15/44	877,595
	1,380,331	Government National Mortgage Association I, 4.0%, 9/15/44	1,531,328
	2,169,580	Government National Mortgage Association I, 4.0%, 9/15/44	2,407,796
	31,064	Government National Mortgage Association I, 4.0%, 10/15/44	33,737
	37,423	Government National Mortgage Association I, 4.0%, 10/15/44	40,232
	202,819	Government National Mortgage Association I, 4.0%, 10/15/44	217,915
	10,963	Government National Mortgage Association I, 4.0%, 11/15/44	12,142
	14,368	Government National Mortgage Association I, 4.0%, 11/15/44	15,752
	32,757	Government National Mortgage Association I, 4.0%, 11/15/44	35,202
	102,165	Government National Mortgage Association I, 4.0%, 11/15/44	110,176
	3,902	Government National Mortgage Association I, 4.0%, 12/15/44	4,198
	41,327	Government National Mortgage Association I, 4.0%, 12/15/44	45,308
	52,155	Government National Mortgage Association I, 4.0%, 12/15/44	57,526
	90,987	Government National Mortgage Association I, 4.0%, 12/15/44	97,544
	185,920	Government National Mortgage Association I, 4.0%, 12/15/44	201,936
	386,575	Government National Mortgage Association I, 4.0%, 12/15/44	429,004
	60,898	Government National Mortgage Association I, 4.0%, 1/15/45	65,314
	300,076	Government National Mortgage Association I, 4.0%, 1/15/45	328,691
	304,042	Government National Mortgage Association I, 4.0%, 1/15/45	326,642
	631,996	Government National Mortgage Association I, 4.0%, 1/15/45	695,931
	45,254	Government National Mortgage Association I, 4.0%, 2/15/45	48,515
	57,867	Government National Mortgage Association I, 4.0%, 2/15/45	62,052
	73,405	Government National Mortgage Association I, 4.0%, 2/15/45	78,961
	89,977	Government National Mortgage Association I, 4.0%, 2/15/45	99,000
	138,860	Government National Mortgage Association I, 4.0%, 2/15/45	148,866
	610,118	Government National Mortgage Association I, 4.0%, 2/15/45	674,900
	160,162	Government National Mortgage Association I, 4.0%, 3/15/45	171,760
	117,973	Government National Mortgage Association I, 4.0%, 4/15/45	126,716
	74,494	Government National Mortgage Association I, 4.0%, 5/15/45	81,604
	27,153	Government National Mortgage Association I, 4.0%, 7/15/45	30,037
	129,478	Government National Mortgage Association I, 4.0%, 9/15/45	143,110
	84,886	Government National Mortgage Association I, 4.5%, 9/15/33	95,408
	78,420	Government National Mortgage Association I, 4.5%, 10/15/33	88,544
	45,255	Government National Mortgage Association I, 4.5%, 4/15/35	50,834
	671,327	Government National Mortgage Association I, 4.5%, 3/15/38	752,029
	272,303	Government National Mortgage Association I, 4.5%, 1/15/40	309,543
	362,382	Government National Mortgage Association I, 4.5%, 6/15/40	407,965
	116,907	Government National Mortgage Association I, 4.5%, 9/15/40	131,154
	680,968	Government National Mortgage Association I, 4.5%, 11/15/40	767,735
	112,641	Government National Mortgage Association I, 4.5%, 6/15/41	124,940
	764,046	Government National Mortgage Association I, 4.5%, 6/15/41	861,778
	238,062	Government National Mortgage Association I, 4.5%, 7/15/41	268,893
	456,848	Government National Mortgage Association I, 4.5%, 8/15/41	515,977
	218,987	Government National Mortgage Association I, 5.0%, 9/15/33	253,281
	52,967	Government National Mortgage Association I, 5.125%, 10/15/38	59,675
	38,531	Government National Mortgage Association I, 5.5%, 7/15/33	44,759
	72,220	Government National Mortgage Association I, 5.5%, 1/15/34	84,233
	57,079	Government National Mortgage Association I, 5.5%, 4/15/34	66,578
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	94,335	Government National Mortgage Association I, 5.5%, 7/15/34	$109,916
	95,990	Government National Mortgage Association I, 5.5%, 10/15/34	108,813
	66,631	Government National Mortgage Association I, 5.5%, 1/15/35	77,382
	81,830	Government National Mortgage Association I, 5.5%, 2/15/35	91,465
	133,048	Government National Mortgage Association I, 5.5%, 2/15/35	154,766
	44,263	Government National Mortgage Association I, 5.5%, 6/15/35	51,610
	26,020	Government National Mortgage Association I, 5.5%, 12/15/35	29,094
	5	Government National Mortgage Association I, 5.5%, 2/15/37	6
	12,467	Government National Mortgage Association I, 5.5%, 3/15/37	13,956
	48,186	Government National Mortgage Association I, 5.5%, 3/15/37	53,820
	17,709	Government National Mortgage Association I, 5.75%, 10/15/38	19,946
	133,985	Government National Mortgage Association I, 5.75%, 10/15/38	149,964
	57,371	Government National Mortgage Association I, 6.0%, 8/15/32	68,240
	40,924	Government National Mortgage Association I, 6.0%, 1/15/33	48,688
	32,259	Government National Mortgage Association I, 6.0%, 2/15/33	38,402
	61,753	Government National Mortgage Association I, 6.0%, 2/15/33	73,269
	2,323	Government National Mortgage Association I, 6.0%, 3/15/33	2,612
	20,347	Government National Mortgage Association I, 6.0%, 3/15/33	24,005
	44,666	Government National Mortgage Association I, 6.0%, 3/15/33	52,859
	7,328	Government National Mortgage Association I, 6.0%, 5/15/33	8,198
	49,677	Government National Mortgage Association I, 6.0%, 5/15/33	55,872
	118,856	Government National Mortgage Association I, 6.0%, 5/15/33	133,531
	35,328	Government National Mortgage Association I, 6.0%, 6/15/33	41,991
	79,093	Government National Mortgage Association I, 6.0%, 6/15/33	92,863
	29,531	Government National Mortgage Association I, 6.0%, 7/15/33	33,634
	69,479	Government National Mortgage Association I, 6.0%, 7/15/33	80,691
	6,696	Government National Mortgage Association I, 6.0%, 9/15/33	7,508
	18,500	Government National Mortgage Association I, 6.0%, 9/15/33	20,739
	66,676	Government National Mortgage Association I, 6.0%, 11/15/33	74,771
	23,596	Government National Mortgage Association I, 6.0%, 1/15/34	28,048
	150,251	Government National Mortgage Association I, 6.0%, 10/15/37	178,492
	180,997	Government National Mortgage Association I, 6.0%, 7/15/38	215,380
	4,964	Government National Mortgage Association I, 6.5%, 1/15/29	5,536
	625	Government National Mortgage Association I, 6.5%, 5/15/29	715
	544	Government National Mortgage Association I, 6.5%, 10/15/31	607
	1,078	Government National Mortgage Association I, 6.5%, 10/15/31	1,203
	161	Government National Mortgage Association I, 6.5%, 12/15/31	187
	1,183	Government National Mortgage Association I, 6.5%, 2/15/32	1,385
	643	Government National Mortgage Association I, 6.5%, 3/15/32	754
	2,955	Government National Mortgage Association I, 6.5%, 5/15/32	3,296
	2,504	Government National Mortgage Association I, 6.5%, 6/15/32	2,793
	2,536	Government National Mortgage Association I, 6.5%, 6/15/32	2,842
	1,811	Government National Mortgage Association I, 6.5%, 7/15/32	2,020
	3,772	Government National Mortgage Association I, 6.5%, 7/15/32	4,233
	1,521	Government National Mortgage Association I, 6.5%, 8/15/32	1,713
	1,561	Government National Mortgage Association I, 6.5%, 8/15/32	1,750
	13,086	Government National Mortgage Association I, 6.5%, 8/15/32	14,823
	16,558	Government National Mortgage Association I, 6.5%, 9/15/32	18,466
	29,268	Government National Mortgage Association I, 6.5%, 9/15/32	32,641
	9,874	Government National Mortgage Association I, 6.5%, 10/15/32	11,012
	21,982	Government National Mortgage Association I, 6.5%, 11/15/32	25,927
	19,436	Government National Mortgage Association I, 6.5%, 7/15/35	22,456
	126	Government National Mortgage Association I, 7.0%, 5/15/29	139
	277	Government National Mortgage Association I, 7.0%, 5/15/29	308
	183	Government National Mortgage Association I, 7.0%, 5/15/31	184
	6,500,000	Government National Mortgage Association II, 2.0%, 7/1/51 (TBA)	6,613,496
	642,482	Government National Mortgage Association II, 3.5%, 4/20/45	687,854
	806,725	Government National Mortgage Association II, 3.5%, 4/20/45	859,229
	1,345,033	Government National Mortgage Association II, 3.5%, 4/20/45	1,445,299
	1,553,602	Government National Mortgage Association II, 3.5%, 3/20/46	1,683,153
	3,686,079	Government National Mortgage Association II, 4.0%, 10/20/46	3,982,645
	1,329,654	Government National Mortgage Association II, 4.0%, 2/20/48	1,456,851
	1,642,860	Government National Mortgage Association II, 4.0%, 4/20/48	1,800,028
	237,624	Government National Mortgage Association II, 4.5%, 12/20/34	262,738
	209,070	Government National Mortgage Association II, 4.5%, 1/20/35	231,321
	178,674	Government National Mortgage Association II, 4.5%, 3/20/35	197,563
	1,596,906	Government National Mortgage Association II, 4.5%, 9/20/41	1,766,098
	2,215,319	Government National Mortgage Association II, 4.5%, 9/20/44	2,382,865
	1,029,393	Government National Mortgage Association II, 4.5%, 10/20/44	1,138,258
	2,165,151	Government National Mortgage Association II, 4.5%, 11/20/44	2,394,358
	53,472	Government National Mortgage Association II, 5.5%, 3/20/34	62,609
	2,026	Government National Mortgage Association II, 5.5%, 10/20/37	2,244
	21,492	Government National Mortgage Association II, 6.0%, 5/20/32	24,622
	77,866	Government National Mortgage Association II, 6.0%, 10/20/33	91,241
	100	Government National Mortgage Association II, 6.5%, 1/20/28	113
	2,007	Government National Mortgage Association II, 7.0%, 1/20/29	2,285
	110,000,000(h)	U.S. Treasury Bills, 7/15/21	109,998,182
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	150,000,000(h)	U.S. Treasury Bills, 7/27/21	$149,995,667
	100,000,000(h)	U.S. Treasury Bills, 8/3/21	99,995,747
	27,396,800(h)	U.S. Treasury Bills, 8/5/21	27,395,628
	12,603,200(h)	U.S. Treasury Bills, 8/17/21	12,602,443
	125,000,000(h)	U.S. Treasury Bills, 8/26/21	124,991,736
	45,598,554	U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	50,176,221
	27,704,442	U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	31,409,911
	63,829,023	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	86,061,137
	138,775,000	U.S. Treasury Notes, 0.125%, 5/31/23	138,471,430
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $1,553,665,191)	$1,583,707,306
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Oil, Gas & Consumable Fuels - 0.0%†
	365(a)(k)	Alpha Metallurgical Resources, Inc.	$1,226
	1,880,020(l)	ANR, Inc.	7,708
		Total Oil, Gas & Consumable Fuels	$8,934
		TOTAL RIGHTS/WARRANTS
		(Cost $234,627)	$8,934

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
209,523^(m)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp. MXN	– MXN	0.01(n)	10/23/22	$–
209,523^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp. MXN	– MXN	0.01(n)	10/23/22	–
$–
TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)					$–
TOTAL OPTIONS PURCHASED
	(Premiums paid $0)					$–

Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.3% of Net Assets
	REPURCHASE AGREEMENTS - 0.3%
6,000,000	$6,000,000 TD Securities USA LLC, 0.06%, dated 6/30/21 plus accrued interest on 7/1/21 collateralized by $6,120,092 U.S. Treasury Notes, 2.1-2.6%, 1/31/24-2/15/27.	$6,000,000
6,000,000	$6,000,000 TD Securities USA LLC, 0.05%, dated 6/30/21 plus accrued interest on 7/1/21 collateralized by $6,120,001 U.S. Treasury Bond, 1.9%, 2/15/41.	6,000,000
		$12,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $12,000,000)	$12,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 106.6%
	(Cost $4,817,187,222)	$4,933,164,103
	OTHER ASSETS AND LIABILITIES - (6.6)%	$(305,025,883)
	NET ASSETS - 100.0%	$4,628,138,220

bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily SB Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2021, the value of these securities amounted to $2,399,493,232, or 51.8% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2021.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2021.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2021.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Alpha Metallurgical Resources, Inc. warrants are exercisable into 365 shares.
(l)	ANR, Inc., 3/31/23 warrants are exercisable into 1,880,020 shares.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(n)	Strike price is 1 Mexican Peso (MXN).
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2019	6/4/2019	$ 2,000,000	$2,138,446
Alturas Re 2019-1	12/20/2018	2,201	5,994
Alturas Re 2019-2	12/19/2018	33,410	45,875
Alturas Re 2020-1B	1/1/2020	357,085	144,548
Alturas Re 2020-2	1/1/2020	360,465	433,279
Alturas Re 2020-3	7/1/2020	250,000	253,075
Alturas Re 2021-2	2/16/2021	2,639,535	2,641,119
Ballybunion Re	12/31/2019	6,016,157	6,270,334
Ballybunion Re 2020-3	1/21/2021	2,836,691	2,927,615
Bantry Re 2016	2/6/2019	322,400	322,400
Bantry Re 2017	2/6/2019	175,392	175,323
Bantry Re 2018	2/6/2019	28,446	28,500
Bantry Re 2019	2/1/2019	–	135,855
Bantry Re 2020	2/4/2020	212,369	558,690
Bantry Re 2021	1/11/2021	3,932,000	4,198,353
Berwick Re 2018-1	1/10/2018	2,296,058	1,337,865
Berwick Re 2019-1	12/31/2018	1,188,696	1,188,780
Berwick Re 2020-1	9/24/2020	–	200
Berwick Re 2021-1	12/28/2020	3,000,000	3,241,289
Bonanza Re	12/15/2020	750,000	753,900
Carnoustie Re 2017	1/5/2017	2,422,271	1,342,778
Carnoustie Re 2020	7/16/2020	79,638	237,300
Carnoustie Re 2021	1/25/2021	1,390,289	1,437,936
Castle Stuart Re 2018	12/20/2017	588,510	24,360
Cedar Re 2020	7/31/2020	–	67,531
Denning Re	11/9/2020	2,545,707	2,621,500
Dingle Re 2019	3/4/2019	–	12,315
Dingle Re 2020	2/13/2020	512,325	568,971
Easton Re Pte	12/15/2020	900,000	904,590
Eden Re II	1/23/2018	5,374	64,185
Eden Re II	12/23/2019	700,000	759,430
Eden Re II	12/15/2017	9,263	40,086
Eden Re II	1/22/2019	8,633	387,987
Eden Re II, Series B	1/25/2021	6,300,000	6,162,030
FloodSmart Re	2/16/2021	1,000,000	992,000
FloodSmart Re	2/9/2021	758,211	743,475
Formby Re 2018	7/9/2018	193,072	243,589
Four Lakes Re	11/5/2020	1,500,000	1,499,400
Four Lakes Re	11/5/2020	1,500,000	1,494,900
Gleneagles Re 2018	12/27/2017	120,409	177,450
Gleneagles Re 2019	12/31/2018	–	25,849
Gleneagles Re 2020	6/24/2020	63,194	180,199
Gleneagles Re 2021	1/13/2021	1,250,000	1,310,177
Gullane Re 2018	3/26/2018	282,712	466,706
Gullane Re 2021	1/13/2021	5,000,000	5,328,581
Harambee Re 2018	12/19/2017	151,230	8,400
Harambee Re 2019	12/20/2018	–	25,500
Harambee Re 2020	2/27/2020	79,303	192,600
Herbie Re	10/19/2020	500,000	523,950
Hypatia, Ltd.	7/10/2020	1,000,000	1,048,000
International Bank for Reconstruction & Development	2/28/2020	250,000	253,600
Limestone Re	6/20/2018	1,675	83,132
Limestone Re	12/15/2016	56,714	111,936
Limestone Re 2016-1	12/15/2016	990	675
Limestone Re 2016-1	12/15/2016	7,096	4,837
Limestone Re 2018	6/20/2018	7,000	1
Limestone Re 2019-B	12/15/2016	11,622	–
Limestone Re 2020-1	12/27/2019	120,517	237,864
Limestone Re 2020-2	6/20/2018	1,110,000	1,212,675
Lion II Re, DAC	6/21/2017	1,671,525	1,776,975
Lion Rock Re 2019	12/17/2018	–	2,650
Lion Rock Re 2021	3/1/2021	500,000	564,500
Restricted Securities	Acquisition date	Cost	Value
Longpoint Re III	5/17/2018	$ 2,600,000	$ 2,609,880
Lorenz Re 2018	6/26/2018	1,288,019	30,600
Lorenz Re 2019	7/10/2019	807,560	279,214
Lorenz Re 2020	8/12/2020	1,717,287	1,729,480
Lorenz Re 2020	8/11/2020	1,282,713	1,291,820
Matterhorn Re	11/24/2020	1,500,000	1,504,500
Matterhorn Re	4/30/2020	250,000	252,625
Matterhorn Re	6/25/2020	1,250,000	1,264,250
Matterhorn Re	6/25/2020	1,195,421	1,167,625
Matterhorn Re	11/24/2020	2,000,000	2,001,200
Merion Re 2018-2	12/28/2017	349,793	1,406,750
Merion Re 2021-1	1/8/2021	216,277	229,191
Merion Re 2021-2	12/28/2020	9,000,000	9,336,488
Mona Lisa Re	12/30/2019	500,000	502,550
Northshore Re II	12/2/2020	500,000	513,750
Oakmont Re 2017	5/10/2017	–	36,750
Oakmont Re 2020	12/3/2020	1,367,742	1,615,079
Old Head Re 2021	1/22/2021	455,564	528,676
Pangaea Re 2016-2	5/31/2016	–	10,967
Pangaea Re 2018-1	12/26/2017	679,284	100,009
Pangaea Re 2018-3	5/31/2018	1,710,114	147,278
Pangaea Re 2019-1	1/9/2019	40,855	81,087
Pangaea Re 2019-3	7/25/2019	156,622	187,794
Pangaea Re 2020-1	1/19/2021	4,500,000	4,690,624
Pangaea Re 2020-1	1/21/2020	–	81,717
Pangaea Re 2020-3	9/15/2020	3,500,000	3,849,774
Phoenix One Re	12/21/2020	1,000,000	1,017,300
Pine Valley Re 2021	12/30/2020	469,346	482,420
Port Royal Re 2019	5/20/2019	1,058,754	1,183,465
Port Royal Re 2021	6/17/2021	475,926	479,048
Portrush Re 2017	6/12/2017	1,687,366	1,403,820
Residential Reinsurance 2020	10/30/2020	1,500,000	1,519,500
Residential Reinsurance 2020 Ltd.	10/30/2020	1,250,000	1,245,000
Resilience Re	4/13/2017	14,703	–
Sanders Re	6/12/2020	246,389	248,125
Sanders Re II	5/20/2020	250,000	252,325
Sector Re V	4/24/2020	756	155,333
Sector Re V	5/21/2021	692,491	698,430
Sector Re V	1/1/2020	155,997	421,978
Sector Re V	12/21/2020	2,753,972	2,815,725
Sector Re V	4/29/2020	6,578	165,160
Sector Re V	12/4/2018	609,835	377,176
Sector Re V	5/21/2021	2,253,960	2,291,458
Sector Re V	4/29/2020	575	118,144
Sector Re V, Series 8, Class D	12/14/2018	197,711	127,915
Sector Re V, Series 9, Class A	4/23/2019	360,000	222,748
Sector Re V, Series 9, Class C	12/4/2019	150,000	405,756
Sector Re V, Series 9, Class G	5/1/2019	3,608	61,968
Seminole Re 2018	1/2/2018	7,257	21,023
St. Andrews Re 2017-4	3/31/2017	–	256,526
Sussex Capital UK Pcc, Ltd.	12/7/2020	750,000	767,325
Sussex Re 2020-1	1/23/2020	–	181,568
Sussex Re 2021-1	1/26/2021	1,000,000	997,000
Thopas Re 2018	12/12/2017	130,810	5,000
Thopas Re 2019	12/21/2018	113,674	135,300
Thopas Re 2020	12/30/2019	–	34,400
Thopas Re 2021	12/30/2020	5,000,000	5,166,500
Ursa Re	11/20/2019	1,800,000	1,845,000
Ursa Re II	10/8/2020	3,000,000	3,111,300
Versutus Re 2018	1/31/2018	1,976	–
Versutus Re 2019-A	1/28/2019	–	67,780
Versutus Re 2019-B	12/24/2018	–	20,798
Viribus Re 2018	12/22/2017	98,624	–
Viribus Re 2019	12/27/2018	–	152,205
Viribus Re 2020	3/12/2020	421,904	30,633
Viribus Re 2021	2/1/2021	3,717,666	3,743,318
Vitality Re X	2/3/2020	1,499,090	1,470,780
Vitality Re XI	1/31/2020	497,248	487,500
Walton Health Re 2018	6/25/2018	401,162	191,181
Walton Health Re 2019	7/18/2019	185,097	252,102
White Heron Re 2021	6/9/2021	1,443,703	1,446,946
Woburn Re 2018	3/20/2018	646,261	134,041
Woburn Re 2019	1/30/2019	923,911	1,046,589
Total Restricted Securities			$132,649,347
% of Net assets			2.9%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,640,000,000	USD	(21,573,838)	Bank of America NA	7/30/21	$413,344
SEK	231,334,943	EUR	(22,813,197)	Bank of America NA	9/3/21	(35,957)
USD	31,619,315	EUR	(26,045,000)	Bank of America NA	8/26/21	729,750
USD	11,409,423	SEK	(95,020,000)	Bank of America NA	7/29/21	312,572
SGD	30,238,341	USD	(22,795,822)	Bank of New York Mellon Corp.	9/3/21	(329,202)
USD	18,252,607	NOK	(151,950,000)	Brown Brothers Harriman & Co.	8/4/21	626,878
EUR	9,200,000	USD	(10,992,619)	Citibank NA	9/28/21	(73,425)
KRW	356	USD	--	Citibank NA	9/2/21	--
NOK	17,678	USD	(2,152)	Citibank NA	8/4/21	(102)
PLN	40,410,000	EUR	(8,925,956)	Citibank NA	8/24/21	(1,693)
AUD	63,340,000	USD	(49,013,759)	Goldman Sachs International	8/26/21	(1,525,771)
CZK	243,205,000	USD	(11,334,846)	Goldman Sachs International	7/29/21	(38,838)
EGP	88,658,254	USD	(5,541,141)	Goldman Sachs International	8/26/21	30,067
EUR	1,134	NOK	(11,411)	Goldman Sachs International	7/6/21	20
PEN	80,225,000	USD	(21,333,599)	Goldman Sachs International	8/26/21	(421,430)
PLN	42,510,000	EUR	(9,393,227)	Goldman Sachs International	8/24/21	(5,829)
USD	11,580,299	CZK	(243,205,000)	Goldman Sachs International	7/29/21	284,291
USD	13,223,831	IDR	(190,000,000,000)	Goldman Sachs International	8/27/21	181,487
USD	11,370,730	INR	(838,580,000)	Goldman Sachs International	7/30/21	128,041
USD	12,000,272	MXN	(242,000,000)	Goldman Sachs International	7/29/21	(101,695)
IDR	120,000,000,000	USD	(8,236,102)	HSBC Bank USA NA	8/27/21	1,169
KRW	26,325,549,644	USD	(23,542,792)	HSBC Bank USA NA	9/2/21	(267,644)
NOK	183,961,411	EUR	(18,274,615)	HSBC Bank USA NA	7/6/21	(315,063)
SEK	5,057	EUR	(499)	HSBC Bank USA NA	9/3/21	(1)
USD	23,142,668	EUR	(18,995,500)	HSBC Bank USA NA	8/26/21	613,863
USD	13,979,589	GBP	(9,875,000)	HSBC Bank USA NA	8/24/21	346,940
USD	17,146,551	MXN	(346,347,000)	HSBC Bank USA NA	7/29/21	(173,614)
EUR	47,900,000	USD	(57,978,208)	JPMorgan Chase Bank NA	7/27/21	(1,203,464)
NOK	347,582,322	USD	(42,334,695)	JPMorgan Chase Bank NA	8/4/21	(2,016,223)
PLN	92,700,000	USD	(24,547,188)	JPMorgan Chase Bank NA	8/25/21	(267,295)
SEK	350,489,630	USD	(41,836,021)	JPMorgan Chase Bank NA	7/29/21	(904,311)
INR	925,000,000	USD	(12,233,540)	State Street Bank & Trust Co.	7/30/21	167,767
USD	21,717,170	EUR	(17,750,000)	State Street Bank & Trust Co.	8/26/21	665,538
USD	7,177,577	EUR	(6,020,000)	State Street Bank & Trust Co.	9/28/21	32,626
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(3,147,204)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
977	U.S. 10 Year Note (CBT)	9/21/21	$128,712,336	$129,452,500	$740,164
996	U.S. Ultra Bond (CBT)	9/21/21	184,298,734	191,916,750	7,618,016
			$313,011,070	$321,369,250	$8,358,180
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
974	Euro-Bobl	9/8/21	$(154,581,163)	$(154,788,856)	$(207,693)
2,187	Euro-Bund	9/8/21	(444,353,176)	(447,203,088)	(2,849,912)
183	U.S. 5 Year Note (CBT)	9/30/21	(22,650,695)	(22,587,633)	63,062
1,246	U.S. 10 Year Ultra	9/21/21	(182,621,578)	(183,415,094)	(793,516)
1,230	U.S. Long Bond (CBT)	9/21/21	(191,880,000)	(197,722,500)	(5,842,500)
			$(996,086,612)	$(1,005,717,171)	$(9,630,559)
TOTAL FUTURES CONTRACTS			$(683,075,542)	$(684,347,921)	$(1,272,379)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION

Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
200,000,000	Markit CDX North America High Yield Index Series 34	Receive	5.00%	6/20/26	$2,194,445	$(22,752,202)	$(20,557,757)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION					$2,194,445	$(22,752,202)	$(20,557,757)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Market Value
7,280,000	JPMorgan Chase Bank NA	Delta Air Lines, Inc.	Receive	5.00%	12/20/25	$453,760	$506,373	$960,133
7,280,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(275,022)	875,005	599,983
1,455,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(58,402)	178,316	119,914
2,425,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(94,306)	294,837	200,531
4,860,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(213,300)	613,838	400,538
2,000,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(105,278)	270,108	164,830
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(292,548)	$2,738,477	$2,445,929

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
897,705,359	JP Morgan Chase Bank NA	TRS China Government Bond	Receive	5.00%	11/19/30	$137,928,820	$3,310,744	$141,239,564
TOTAL OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT - SELL PROTECTION						$137,928,820	$3,310,744	$141,239,564
TOTAL SWAP CONTRACTS						$139,830,717	$(16,702,981)	$123,127,736

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
GHS	-	Ghanian Cedi
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
UZS	-	Uzbekistan Som

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund’s investments:

	Level 1	Level 2		Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$12,481	$–		$286,964	$299,445
Paper & Forest Products	–	2,605		–	2,605
Specialty Retail	–	–		170,668	170,668
All Other Common Stocks	231,640	–		–	231,640
Convertible Preferred Stock	96,931,123	–		–	96,931,123
Preferred Stock	–	3,363,750		–	3,363,750
Asset Backed Securities	–	428,969,696		–	428,969,696
Collateralized Mortgage Obligations	–	544,844,950		–	544,844,950
Commercial Mortgage-Backed Securities	–	304,350,185		–	304,350,185
Convertible Corporate Bonds	–	67,721,660		–	67,721,660
Corporate Bonds	–	1,543,426,777		–	1,543,426,777
Foreign Government Bonds	–	173,461,375		–	173,461,375
Insurance-Linked Securities
Event Linked Bonds
Multiperil - Europe	–	–		1,776,975	1,776,975
Collateralized Reinsurance
Multiperil – Massachusetts	–	–		2,621,500	2,621,500
Multiperil - U.S.	–	–		11,441,748	11,441,748
Multiperil - U.S. Regional	–	–		2,138,446	2,138,446
Multiperil - Worldwide	–	–		3,355,712	3,355,712
Windstorm - Florida	–	–		1,714,940	1,714,940
Windstorm - U.S. Multistate	–	–		1,446,946	1,446,946
Windstorm - U.S. Regional	–	–		1,651,829	1,651,829
Reinsurance Sidecars
Multiperil - U.S.	–	–		3,967,304	3,967,304
Multiperil - Worldwide	–	–		73,556,897	73,556,897
All Other Insurance-Linked Securities	–	28,977,050		–	28,977,050
Senior Secured Floating Rate Loan Interests	–	41,024,642		–	41,024,642
U.S. Government and Agency Obligations	–	1,583,707,306		–	1,583,707,306
Rights/Warrants
Oil, Gas & Consumable Fuels	1,226	7,708		–	8,934
Over The Counter (OTC) Call Option Purchased	–	–	*	–	– *
Repurchase Agreements	–	12,000,000		–	12,000,000
Total Investments in Securities	$97,176,470	$4,731,857,704		$104,129,929	$4,933,164,103
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$–	$(3,147,204)		$–	$(3,147,204)
Net unrealized depreciation on futures contracts	(1,272,379)	–		–	(1,272,379)
Swap contracts, at value	–	123,127,736		–	123,127,736
Total Other Financial Instruments	$(1,272,379)	$119,980,532		$–	$118,708,153
*   Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 9/30/20	$434,207	$115,767,812	$116,202,019
Realized gain (loss)	–	(266,486)	(266,486)
Change in unrealized appreciation (depreciation)	23,425	568,192	591,617
Accrued discounts/premiums	–	574	574
Purchases	–	64,180,260	64,180,260
Sales	–	(76,578,055)	(76,578,055)
Transfers in to Level 3*	–	–	–
Transfers out of Level 3*	–	–	–
Balance as of 6/30/21	$457,632	$103,672,297	$104,129,929

*   Transfers are calculated on the beginning of period values. During the nine months ended June 30, 2021, there were no transfers in and out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2021: $1,404,141.